UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21226

Eaton Vance Ohio Municipal Bond Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

March 31, 2016

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Municipal Bond Funds

Semiannual Report

March 31, 2016

Municipal II (EIV)    •    California II (EIA)    •    Massachusetts (MAB)    •    Michigan (MIW)

New Jersey (EMJ)    •    New York II (NYH)    •    Ohio (EIO)    •    Pennsylvania (EIP)

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. Each Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, each Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report March 31, 2016

Eaton Vance

Municipal Bond Funds

Table of Contents

Performance and Fund Profile

Municipal Bond Fund II	2
California Municipal Bond Fund II	3
Massachusetts Municipal Bond Fund	4
Michigan Municipal Bond Fund	5
New Jersey Municipal Bond Fund	6
New York Municipal Bond Fund II	7
Ohio Municipal Bond Fund	8
Pennsylvania Municipal Bond Fund	9

Endnotes and Additional Disclosures	10

Financial Statements	11

Officers and Trustees	73

Important Notices	74

Eaton Vance

Municipal Bond Fund II

March 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	6.23%	7.29%	13.09%	5.79%
Fund at Market Price	—	10.21	10.79	7.82	5.68
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–4.61%

Distributions[4]
Total Distributions per share for the period					$0.359
Distribution Rate at NAV					4.94%
Taxable-Equivalent Distribution Rate at NAV					8.73%
Distribution Rate at Market Price					5.18%
Taxable-Equivalent Distribution Rate at Market Price					9.15%

% Total Leverage[5]
Auction Preferred Shares (APS)					2.08%
Institutional MuniFund Term Preferred (iMTP) Shares					17.53
Residual Interest Bond (RIB) Financing					18.37

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

California Municipal Bond Fund II

March 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	5.85%	6.94%	12.53%	5.44%
Fund at Market Price	—	8.45	8.46	11.68	5.33
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–1.92%

Distributions[4]
Total Distributions per share for the period					$0.338
Distribution Rate at NAV					4.59%
Taxable-Equivalent Distribution Rate at NAV					9.35%
Distribution Rate at Market Price					4.68%
Taxable-Equivalent Distribution Rate at Market Price					9.54%

% Total Leverage[5]
APS					1.07%
iMTP Shares					29.51
RIB Financing					6.96

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	7.59%	8.27%	10.81%	6.05%
Fund at Market Price	—	12.71	8.22	9.32	5.25
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–5.24%

Distributions[4]
Total Distributions per share for the period					$0.353
Distribution Rate at NAV					4.10%
Taxable-Equivalent Distribution Rate at NAV					7.63%
Distribution Rate at Market Price					4.33%
Taxable-Equivalent Distribution Rate at Market Price					8.06%

% Total Leverage[5]
APS					1.45%
iMTP Shares					30.13
RIB Financing					3.19

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

4

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	7.57%	9.05%	10.10%	6.40%
Fund at Market Price	—	15.31	13.80	6.43	5.81
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–6.58%

Distributions[4]
Total Distributions per share for the period					$0.375
Distribution Rate at NAV					4.53%
Taxable-Equivalent Distribution Rate at NAV					8.36%
Distribution Rate at Market Price					4.85%
Taxable-Equivalent Distribution Rate at Market Price					8.95%

% Total Leverage[5]
APS					7.61%
iMTP Shares					28.60

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

5

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	8.56%	8.76%	10.49%	6.08%
Fund at Market Price	—	11.21	13.53	8.22	5.11
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–6.11%

Distributions[4]
Total Distributions per share for the period					$0.375
Distribution Rate at NAV					4.98%
Taxable-Equivalent Distribution Rate at NAV					9.67%
Distribution Rate at Market Price					5.31%
Taxable-Equivalent Distribution Rate at Market Price					10.31%

% Total Leverage[5]
APS					3.67%
iMTP Shares					28.69
RIB Financing					3.53

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

6

Eaton Vance

New York Municipal Bond Fund II

March 31, 2016

Performance1,2

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	5.97%	7.61%	9.54%	5.22%
Fund at Market Price	—	10.29	11.83	8.18	5.39
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–4.20%

Distributions[4]
Total Distributions per share for the period					$0.344
Distribution Rate at NAV					4.97%
Taxable-Equivalent Distribution Rate at NAV					9.63%
Distribution Rate at Market Price					5.19%
Taxable-Equivalent Distribution Rate at Market Price					10.06%

% Total Leverage[5]
APS					3.02%
iMTP Shares					19.88
RIB Financing					16.08

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

7

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2016

Performance1,2

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	7.54%	9.02%	11.86%	5.44%
Fund at Market Price	—	15.69	13.42	10.33	5.22
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–3.57%

Distributions[4]
Total Distributions per share for the period					$0.351
Distribution Rate at NAV					4.82%
Taxable-Equivalent Distribution Rate at NAV					8.96%
Distribution Rate at Market Price					5.00%
Taxable-Equivalent Distribution Rate at Market Price					9.30%

% Total Leverage[5]
APS					4.01%
iMTP Shares					26.30
RIB Financing					3.78

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

8

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2016

Performance1,2

Portfolio Manager Adam A. Weigold, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/29/2002	7.91%	8.94%	11.46%	6.34%
Fund at Market Price	—	19.08	14.73	9.51	6.10
Barclays Long (22+) Year Municipal Bond Index	—	4.73%	5.19%	8.30%	5.32%

% Premium/Discount to NAV[3]
					–4.07%

Distributions[4]
Total Distributions per share for the period					$0.387
Distribution Rate at NAV					5.24%
Taxable-Equivalent Distribution Rate at NAV					9.55%
Distribution Rate at Market Price					5.46%
Taxable-Equivalent Distribution Rate at Market Price					9.95%

% Total Leverage[5]
APS					1.85%
iMTP Shares					29.73
RIB Financing					4.93

Fund Profile

Credit Quality (% of total investments)6,7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested and includes management fees and other expenses. Fund performance at market price will differ from its results at NAV due to factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for Fund shares, or changes in Fund distributions. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

9

Eaton Vance

Municipal Bond Funds

March 31, 2016

Endnotes and Additional Disclosures

[1]

Barclays Long (22+) Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Included in the average annual total return at NAV is the impact of the tender and repurchase of a portion of the Fund’s APS at 95.5% of the Fund’s APS per share liquidation preference. Had this transaction not occurred, the total return at NAV would be lower for the Fund.

[3]

The shares of the Fund often trade at a discount or premium from their net asset value. The discount or premium of the Fund may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to http://eatonvance.com/closedend.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for Funds that employ leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. Subsequent distributions declared, but not reflected in Fund Performance, reflect a reduction of the monthly distribution for Municipal Bond Fund II.

[5]

Fund employs RIB financing and/or APS and iMTP Shares leverage. The leverage created by RIB investments, APS and iMTP Shares provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater price volatility). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. APS leverage represents the liquidation value of the Fund’s APS outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. iMTP Shares leverage represents the liquidation value of the Fund’s iMTP Shares outstanding at period end as a percentage of Fund net assets applicable to common shares plus APS, iMTP Shares and Floating Rate Notes. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[6]

Ratings are based on Moody’s, S&P or Fitch, as applicable. If securities are rated differently by the ratings agencies, the higher rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” are not rated by the national ratings agencies stated above.

[7]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.

Fund profile subject to change due to active management.

10

Eaton Vance

Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.5%

Security	Principal Amount (000’s omitted)	Value

Education — 9.9%
Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,200	$2,491,104
Houston Higher Education Finance Corp., TX, (St. John’s School), 5.25%, 9/1/33	565	647,558
Houston Higher Education Finance Corp., TX, (William Marsh Rice University), 5.00%, 5/15/35	1,745	1,986,316
Massachusetts Development Finance Agency, (Northeastern University), 5.25%, 3/1/37	1,650	1,919,940
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	2,710	3,038,885
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40(1)	1,500	1,681,155
North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	500	554,500
University of Virginia, 5.00%, 6/1/40	1,500	1,626,405

		$13,945,863

Electric Utilities — 2.3%
Energy Northwest, WA, (Columbia Generating Station), 5.00%, 7/1/40	$330	$382,873
Pima County Industrial Development Authority, AZ, (Tucson Electric Power Co.), 5.25%, 10/1/40	1,300	1,459,029
Unified Government of Wyandotte County/Kansas City Board of Public Utilities, KS, 5.00%, 9/1/36	685	783,551
Utility Debt Securitization Authority, NY, 5.00%, 12/15/35	500	597,935

		$3,223,388

Escrowed / Prerefunded — 1.9%
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	$110	$123,825
South Carolina Public Service Authority, Prerefunded to 1/1/19, 5.50%, 1/1/38	1,310	1,474,641
Tennessee School Bond Authority, Prerefunded to 5/1/18, 5.50%, 5/1/38	1,000	1,097,020

		$2,695,486

General Obligations — 21.4%
California, 5.00%, 12/1/30	$610	$742,889
California, 5.00%, 10/1/33	2,150	2,595,867
Chicago Park District, IL, (Harbor Facilities), 5.25%, 1/1/37(1)	1,680	1,832,107
Clark County, NV, 5.00%, 7/1/33	500	583,600
Delaware Valley Regional Finance Authority, PA, 5.75%, 7/1/32	2,500	3,214,150
Hawaii, 5.00%, 12/1/29	2,500	2,942,725

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Hawaii, 5.00%, 12/1/30	$1,000	$1,172,510
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/33	2,000	2,279,140
Mississippi, 5.00%, 10/1/36(1)	1,725	2,005,468
New York, 5.00%, 2/15/34(1)	2,750	3,161,812
New York, NY, 5.00%, 8/1/31	2,000	2,361,200
Oregon, 5.00%, 8/1/36	1,000	1,160,630
Washington, 5.00%, 2/1/35(1)	5,250	6,198,780

		$30,250,878

Hospital — 4.0%
Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.50%, 7/1/38	$360	$424,786
Highlands County Health Facilities Authority, FL, (Adventist Health System), 5.25%, 11/15/36	1,285	1,325,413
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/38	1,120	380,621
Knox County Health, Educational and Housing Facilities Board, TN, (Covenant Health), 0.00%, 1/1/39	3,000	967,860
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.25%, 7/1/35	615	711,254
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	1,550	1,802,262

		$5,612,196

Industrial Development Revenue — 0.4%
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$595	$621,971

		$621,971

Insured – Education — 3.0%
University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,900	$4,217,850

		$4,217,850

Insured – Electric Utilities — 4.4%
Chelan County Public Utility District No. 1, WA, (Columbia River), (NPFG), 0.00%, 6/1/23	$6,335	$5,373,601
Louisiana Energy and Power Authority, (AGM), 5.25%, 6/1/38	735	851,681

		$6,225,282

Insured – Escrowed / Prerefunded — 15.2%
American Municipal Power-Ohio, Inc., OH, (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/19, 5.75%, 2/15/39	$1,000	$1,138,430

11	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded (continued)
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/26	$670	$742,943
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.25%, 10/1/27	420	465,726
Bossier City, LA, Utilities Revenue, (BHAC), Prerefunded to 10/1/18, 5.50%, 10/1/38	660	735,927
Coast Community College District, CA, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/33	12,000	4,787,280
Colorado Health Facilities Authority, (Catholic Health), (AGM), Prerefunded to 4/29/18, 5.10%, 10/1/41(1)	2,200	2,394,810
District of Columbia Water and Sewer Authority, (AGC), Prerefunded to 10/1/18, 5.00%, 10/1/34(1)	1,250	1,380,338
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), Prerefunded to 5/1/18, 5.25%, 5/15/41	1,750	1,911,140
Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), Prerefunded to 5/1/18, 5.25%, 5/15/41(1)	750	819,060
Miami-Dade County Educational Facilities Authority, FL, (University of Miami), (AMBAC), (BHAC), Prerefunded to 4/1/17, 5.00%, 4/1/31	1,555	1,623,031
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	565	635,427
Philadelphia, PA, (AGC), Prerefunded to 7/15/16, 7.00%, 7/15/28	1,250	1,273,475
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	130	146,338
South Carolina Public Service Authority, (BHAC), Prerefunded to 1/1/19, 5.50%, 1/1/38	1,465	1,649,121
Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), Prerefunded to 8/15/19, 6.00%, 8/15/39	1,545	1,804,297

		$21,507,343

Insured – General Obligations — 2.9%
Cincinnati City School District, OH, (AGM), (FGIC), 5.25%, 12/1/30	$750	$1,004,107
Palm Springs Unified School District, CA, (Election of 2008), (AGC), 5.00%, 8/1/33	2,750	3,065,095

		$4,069,202

Insured – Hospital — 9.8%
Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,750	$1,874,845
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,500	1,597,170
Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,500	2,675,224

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital (continued)
Maricopa County Industrial Development Authority, AZ, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	$2,090	$2,192,932
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	500	537,180
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,245	2,522,662
Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,300	2,517,810

		$13,917,823

Insured – Industrial Development Revenue — 1.0%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39	$1,340	$1,494,234

		$1,494,234

Insured – Lease Revenue / Certificates of Participation — 3.7%
Essex County Improvement Authority, NJ, (NPFG), 5.50%, 10/1/30	$1,000	$1,361,540
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	310	339,825
San Diego County Water Authority, CA, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,250	3,512,438

		$5,213,803

Insured – Other Revenue — 1.7%
Harris County-Houston Sports Authority, TX, (AGM), (NPFG), 0.00%, 11/15/34	$2,540	$1,204,747
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,000	1,162,630

		$2,367,377

Insured – Solid Waste — 0.9%
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/24	$740	$841,350
Palm Beach County Solid Waste Authority, FL, (BHAC), 5.00%, 10/1/26	425	480,858

		$1,322,208

Insured – Special Tax Revenue — 5.2%
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	$3,000	$3,455,580
Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,540	3,272,079
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	4,440	685,802

		$7,413,461

12	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Student Loan — 0.9%
Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$1,105	$1,217,003

		$1,217,003

Insured – Transportation — 19.2%
Chicago, IL, (O’Hare International Airport), (AGM), 5.00%, 1/1/29	$260	$305,248
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/30	400	470,260
Chicago, IL, (O’Hare International Airport), (AGM), 5.125%, 1/1/31	180	210,636
Chicago, IL, (O’Hare International Airport), (AGM), 5.25%, 1/1/32	100	117,727
Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	1,585	1,773,203
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	7,800	6,760,416
Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,305	1,391,313
Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,000	10,806,100
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/24	1,000	1,132,440
Metropolitan Washington Airports Authority, D.C., (BHAC), 5.00%, 10/1/29	535	601,731
New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,040	1,131,998
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	255	281,209
North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	290	320,673
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	210	226,609
North Texas Tollway Authority, (BHAC), Prerefunded to 1/1/18, 5.75%, 1/1/48	1,540	1,673,456

		$27,203,019

Insured – Water and Sewer — 5.8%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$1,635	$1,736,370
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), 5.00%, 11/15/33	105	111,445
Houston, TX, Combined Utility System Revenue, (AGM), (BHAC), Prerefunded to 11/15/17, 5.00%, 11/15/33	330	352,763
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,000	1,365,630
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/32	230	265,204
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/33	195	223,920
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/35	240	273,334

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer (continued)
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/37	$195	$220,566
New York City Municipal Water Finance Authority, NY, (BHAC), 5.75%, 6/15/40	2,205	2,431,476
Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	1,220	1,231,590

		$8,212,298

Lease Revenue / Certificates of Participation — 10.5%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$2,235	$2,500,071
North Carolina, Capital Improvement Limited Obligation Bonds, 5.00%, 5/1/30	5,000	5,845,350
North Carolina, Limited Obligation Bonds, 5.00%, 5/1/26(1)	5,250	6,487,845

		$14,833,266

Other Revenue — 1.3%
Oregon Department of Administrative Services, Lottery Revenue, 5.25%, 4/1/30	$1,300	$1,515,917
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	260	293,550

		$1,809,467

Senior Living / Life Care — 0.2%
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	$235	$267,999

		$267,999

Special Tax Revenue — 9.4%
Central Puget Sound Regional Transit Authority, WA, Sales and Use Tax Revenue, 5.00%, 11/1/30(1)	$1,850	$2,295,351
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/35	405	483,444
Dallas Area Rapid Transit, TX, Sales Tax Revenue, 5.00%, 12/1/36	215	255,351
Homewood City Board of Education, AL, 5.00%, 4/1/32	1,880	2,157,056
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	750	1,022,310
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	3,800	4,497,566
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	465	544,617
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/35	1,710	1,995,621

		$13,251,316

13	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 15.6%
Chicago, IL, (O’Hare International Airport), 5.00%, 1/1/34	$1,000	$1,170,490
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/30	640	766,336
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.25%, 11/1/31	990	1,180,753
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	1,715	1,921,040
Illinois Toll Highway Authority, 5.00%, 12/1/31	375	452,055
Los Angeles Department of Airports, CA, (Los Angeles International Airport), 5.25%, 5/15/28	465	542,976
Metropolitan Transportation Authority, NY, 5.25%, 11/15/32	620	753,244
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	865	1,024,766
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,095	2,324,130
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/37	1,385	1,623,206
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,070	1,257,293
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/35	420	470,812
Orlando-Orange County Expressway Authority, FL, 5.00%, 7/1/40	375	420,041
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	2,040	2,428,212
Port Authority of New York and New Jersey, 5.00%, 10/15/41	1,600	1,894,336
South Carolina Transportation Infrastructure Bank, 5.25%, 10/1/40	1,000	1,117,420
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/37	2,500	2,701,075

		$22,048,185

Water and Sewer — 5.9%
Chicago, IL, Water Revenue, 5.00%, 11/1/42	$1,000	$1,068,080
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	1,555	1,733,778
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	380	421,295
Detroit, MI, Water Supply System, 5.25%, 7/1/41	300	329,490
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.00%, 6/15/36	4,000	4,750,640

		$8,303,283

Total Tax-Exempt Investments — 156.5% (identified cost $199,211,754)		$221,244,201

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (3.4)%		$(4,750,269)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (28.3)%		$(39,950,000)

Other Assets, Less Liabilities — (24.8)%		$(35,214,791)

Net Assets Applicable to Common Shares — 100.0%		$141,329,141

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

At March 31, 2016, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of total investments, is as follows:

New York	15.0%
Others, representing less than 10% individually	85.0%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 47.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 18.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,647,566.

14	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	29	Short	Jun-16	$(4,794,688)	$(4,768,688)	$26,000

						$26,000

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

15	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 157.0%

Security	Principal Amount (000’s omitted)	Value

Education — 13.5%
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	$395	$465,642
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	160	188,614
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/22	70	83,357
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	380	425,874
California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	890	1,006,367
California Educational Facilities Authority, (University of San Francisco), 6.125%, 10/1/36	115	140,228
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,200	1,325,772
California Educational Facilities Authority, (University of the Pacific), 5.00%, 11/1/30	330	380,916
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	210	243,430
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	145	168,329
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	405	484,712
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	425	505,559
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	450	531,661
University of California, 5.25%, 5/15/39	835	938,147
University of California, Prerefunded to 5/15/19, 5.25%, 5/15/39	165	187,595

		$7,076,203

Electric Utilities — 6.0%
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	$745	$817,011
Sacramento Municipal Utility District, 5.00%, 8/15/30	420	503,408
Sacramento Municipal Utility District, 5.00%, 8/15/31	125	149,490
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/30	1,000	1,143,790
Vernon, Electric System Revenue, 5.125%, 8/1/21	470	523,881

		$3,137,580

Escrowed / Prerefunded — 3.3%
California Educational Facilities Authority, (Claremont McKenna College), Prerefunded to 1/1/19, 5.00%, 1/1/39	$1,370	$1,527,975

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded (continued)
Vernon, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	$205	$224,050

		$1,752,025

General Obligations — 24.3%
California, 5.00%, 10/1/31	$565	$687,526
California, 5.50%, 11/1/35	1,300	1,545,349
Palo Alto, (Election of 2008), 5.00%, 8/1/40	1,850	2,111,645
San Bernardino Community College District, 4.00%, 8/1/30	1,510	1,676,900
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	720	834,862
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	455	528,592
San Jose-Evergreen Community College District, (Election of 2010), 5.00%, 8/1/35	410	488,080
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/27	685	847,256
San Mateo Union High School District, (Election of 2006), 5.00%, 9/1/28	1,170	1,436,725
Torrance Unified School District, (Election of 2008), 5.00%, 8/1/35	1,125	1,346,400
Ventura County Community College District, 5.00%, 8/1/29	1,000	1,226,240

		$12,729,575

Hospital — 11.6%
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	$1,400	$1,554,658
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/32	335	382,627
California Health Facilities Financing Authority, (City of Hope), 5.00%, 11/15/35	475	538,517
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/27	750	886,252
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/33	600	705,840
California Health Facilities Financing Authority, (St. Joseph Health System), 5.00%, 7/1/37	280	325,338
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	1,000	1,145,650
Washington Township Health Care District, 5.00%, 7/1/32	555	572,399

		$6,111,281

Insured – Education — 4.1%
California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$2,000	$2,161,500

		$2,161,500

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities — 4.1%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,035	$1,048,414
Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,000	1,097,700

		$2,146,114

Insured – Escrowed / Prerefunded — 27.0%
Antelope Valley Community College District, (Election of 2004), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/39	$725	$769,827
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/33	1,150	1,530,236
California Infrastructure and Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	525	698,586
Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), Prerefunded to 7/1/16, 4.75%, 7/1/37	1,235	1,248,572
Carlsbad Unified School District, (Election of 2006), (NPFG), Prerefunded to 8/1/17, 5.25%, 8/1/32	1,500	1,592,550
Clovis Unified School District, (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	3,130	2,970,652
Coast Community College District, (Election of 2002), (AGM), Prerefunded to 8/1/16, 0.00%, 8/1/35	6,675	2,381,640
East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), Prerefunded to 6/1/17, 5.00%, 6/1/32	100	105,159
Orange County Water District, Certificates of Participation, (NPFG), Prerefunded to 8/15/32, 5.00%, 8/15/34	395	515,281
Riverside Community College District, (Election of 2004), (AGM), (NPFG), Prerefunded to 8/1/17, 5.00%, 8/1/32	1,040	1,100,861
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), Prerefunded to 4/1/17, 5.00%, 4/1/32	1,225	1,279,231

		$14,192,595

Insured – General Obligations — 15.3%
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/38	$7,125	$2,430,409
Arcadia Unified School District, (Election of 2006), (AGM), 0.00%, 8/1/40	2,525	780,831
El Camino Hospital District, (NPFG), 4.45%, 8/1/36	575	588,679
Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,250	1,393,225
Union Elementary School District, (Election of 1999), (NPFG), 0.00%, 9/1/22	3,200	2,846,656

		$8,039,800

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 3.5%
California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	$1,750	$1,863,365

		$1,863,365

Insured – Lease Revenue / Certificates of Participation — 3.6%
San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	$1,750	$1,891,313

		$1,891,313

Insured – Special Tax Revenue — 6.9%
Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,535	$1,562,737
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	2,675	413,181
Successor Agency to Hawthorne Community Redevelopment Agency, (AGM), 5.00%, 9/1/34	1,400	1,654,632

		$3,630,550

Insured – Transportation — 5.2%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$3,520	$2,397,859
San Jose, Airport Revenue, (AMBAC), 5.00%, 3/1/33	330	341,164

		$2,739,023

Insured – Water and Sewer — 2.1%
Riverside, Water System Revenue, (AGM), 5.00%, 10/1/38	$445	$487,506
Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	615	618,506

		$1,106,012

Lease Revenue / Certificates of Participation — 1.1%
California Public Works Board, 5.00%, 11/1/38	$480	$562,056

		$562,056

Special Tax Revenue — 7.1%
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/31	$1,490	$1,615,652
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,300	1,495,039
Successor Agency to La Quinta Redevelopment Agency, 5.00%, 9/1/29	500	599,935

		$3,710,626

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Transportation — 11.4%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), Prerefunded to 4/1/19, 5.25%, 4/1/29	$1,190	$1,345,343
Long Beach, Harbor Revenue, 5.00%, 5/15/27	540	628,625
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(2)	1,060	1,202,040
Los Angeles Harbor Department, 5.00%, 8/1/25	1,250	1,501,587
San Francisco City and County Airport Commission, (San Francisco International Airport), 5.00%, 5/1/35	635	714,648
San Jose, Airport Revenue, 5.00%, 3/1/20	500	572,140

		$5,964,383

Water and Sewer — 6.9%
Los Angeles, Wastewater System Revenue, 5.00%, 6/1/34	$2,000	$2,436,560
Metropolitan Water District of Southern California, 5.00%, 1/1/39	1,050	1,160,009

		$3,596,569

Total Tax-Exempt Investments — 157.0% (identified cost $74,638,403)		$82,410,570

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (1.7)%		$(900,012)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (47.3)%		$(24,800,000)

Other Assets, Less Liabilities — (8.0)%		$(4,224,290)

Net Assets Applicable to Common Shares — 100.0%		$52,486,268

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 45.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.6% to 20.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $407,040.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. 10-Year Treasury Note	15	Short	Jun-16	$(1,968,370)	$(1,955,859)	$12,511
U.S. Long Treasury Bond	15	Short	Jun-16	(2,480,011)	(2,466,563)	13,448

						$25,959

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

18	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 149.6%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 5.9%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	$585	$793,313
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	640	872,505

		$1,665,818

Education — 10.7%
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	$750	$851,092
Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	870	981,682
University of Massachusetts Building Authority, 5.00%, 11/1/39	1,000	1,176,770

		$3,009,544

Escrowed / Prerefunded — 9.6%
Massachusetts Bay Transportation Authority, Prerefunded to 7/1/18, 5.25%, 7/1/34	$25	$27,508
Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), Prerefunded to 8/15/17, 5.25%, 8/15/28	400	425,180
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), Prerefunded to 7/1/18, 5.50%, 7/1/36	1,000	1,106,120
Massachusetts Health and Educational Facilities Authority, (Tufts University), Prerefunded to 8/15/18, 5.375%, 8/15/38	1,025	1,136,315

		$2,695,123

General Obligations — 10.2%
Boston, 4.00%, 4/1/24	$200	$226,552
Danvers, 5.25%, 7/1/36	565	669,067
Plymouth, 5.00%, 5/1/26	250	294,012
Plymouth, 5.00%, 5/1/31	225	259,234
Plymouth, 5.00%, 5/1/32	205	236,191
Wayland, 5.00%, 2/1/33	340	392,098
Wayland, 5.00%, 2/1/36	510	586,612
Winchester, 5.00%, 4/15/36	160	185,418

		$2,849,184

Hospital — 20.8%
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/25	$400	$485,064
Massachusetts Development Finance Agency, (CareGroup), 5.00%, 7/1/33	120	138,052
Massachusetts Development Finance Agency, (Children’s Hospital), 5.00%, 10/1/31	525	635,681

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Massachusetts Development Finance Agency, (Lahey Health System Obligated Group), 5.00%, 8/15/40	$750	$862,807
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	775	844,564
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/34	500	558,175
Massachusetts Health and Educational Facilities Authority, (Partners HealthCare System), 5.00%, 7/1/39	750	833,212
Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	370	371,684
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	1,000	1,090,450

		$5,819,689

Insured – Education — 14.8%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$700	$931,259
Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	750	786,247
Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,105	1,429,782
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	750	1,001,460

		$4,148,748

Insured – Electric Utilities — 4.0%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,095	$1,130,741

		$1,130,741

Insured – Escrowed / Prerefunded — 12.8%
Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$2,900	$2,371,649
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), Prerefunded to 8/15/17, 5.00%, 8/15/37(1)	1,155	1,223,414

		$3,595,063

Insured – General Obligations — 13.1%
Massachusetts, (AMBAC), 5.50%, 8/1/30	$1,900	$2,561,143
Revere, (AGC), 5.00%, 4/1/39	1,000	1,106,820

		$3,667,963

Insured – Hospital — 0.9%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$220	$249,806

		$249,806

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Lease Revenue / Certificates of Participation — 4.7%
Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,000	$1,312,470

		$1,312,470

Insured – Other Revenue — 1.9%
Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$415	$537,919

		$537,919

Insured – Special Tax Revenue — 12.1%
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/25	$605	$751,640
Martha’s Vineyard Land Bank, (BAM), 5.00%, 5/1/28	805	971,329
Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	400	542,600
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5	5,296
Massachusetts, Special Obligation, Dedicated Tax Revenue, (NPFG), 5.50%, 1/1/29	750	999,173
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	770	118,934

		$3,388,972

Insured – Water and Sewer — 4.7%
Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$960	$1,313,664

		$1,313,664

Other Revenue — 3.2%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	$320	$359,184
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/29	490	547,619

		$906,803

Special Tax Revenue — 5.2%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$70	$76,454
Massachusetts Bay Transportation Authority, 5.00%, 7/1/35	1,210	1,370,107

		$1,446,561

Transportation — 11.9%
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/32	$1,000	$1,124,020
Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	500	558,525

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Massachusetts Port Authority, 5.00%, 7/1/28	$250	$290,485
Massachusetts Port Authority, 5.00%, 7/1/34	435	491,607
Massachusetts Port Authority, 5.00%, 7/1/45	750	880,942

		$3,345,579

Water and Sewer — 3.1%
Boston Water & Sewer Commission , 5.00%, 11/1/27	$750	$858,990

		$858,990

Total Tax-Exempt Investments — 149.6% (identified cost $36,524,651)		$41,942,637

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.2)%		$(625,033)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (46.2)%		$(12,950,000)

Other Assets, Less Liabilities — (1.2)%		$(329,391)

Net Assets Applicable to Common Shares — 100.0%		$28,038,213

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 46.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.1% to 15.8% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $501,460.

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Jun-16	$(1,488,007)	$(1,479,938)	$8,069

						$8,069

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

21	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 152.8%

Security	Principal Amount (000’s omitted)	Value

Education — 5.9%
Michigan Technological University, 4.00%, 10/1/36	$570	$606,058
Wayne State University, 5.00%, 11/15/40	675	768,818

		$1,374,876

Electric Utilities — 7.5%
Holland, Electric Utility System, 5.00%, 7/1/39	$865	$993,236
Michigan Public Power Agency, 5.00%, 1/1/43	700	754,978

		$1,748,214

General Obligations — 25.9%
Buchanan Community Schools, 4.00%, 5/1/31	$500	$535,840
Comstock Park Public Schools, 5.125%, 5/1/31	205	234,219
Comstock Park Public Schools, 5.25%, 5/1/33	165	191,402
East Grand Rapids Public Schools, 5.00%, 5/1/39	665	757,774
Grass Lake Community Schools, 5.00%, 5/1/30	430	509,060
Lansing Community College, 5.00%, 5/1/30	1,000	1,174,380
Plymouth-Canton Community Schools, 4.00%, 5/1/33	750	797,527
Walled Lake Consolidated School District, 5.00%, 5/1/34	635	736,422
Watervliet Public Schools, 5.00%, 5/1/38	1,000	1,141,820

		$6,078,444

Hospital — 23.6%
Grand Traverse Hospital, 5.375%, 7/1/35	$750	$839,175
Kalamazoo Hospital Finance Authority, (Bronson Health Care Group), 5.25%, 5/15/33	500	547,190
Kent Hospital Finance Authority, (Spectrum Health System), 5.00%, 1/15/31	750	844,845
Michigan Finance Authority, (McLaren Health Care), 5.00%, 6/1/35	750	846,908
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/32	500	562,345
Michigan Hospital Finance Authority, (Trinity Health Corp.), 5.00%, 12/1/48	700	770,420
Royal Oak Hospital Finance Authority, (William Beaumont Hospital), 5.00%, 9/1/39	1,000	1,126,840

		$5,537,723

Insured – Bond Bank — 3.0%
Puerto Rico Municipal Finance Agency, (AGM), 5.00%, 8/1/27	$700	$700,350

		$700,350

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 2.0%
Ferris State University, (AGC), 5.125%, 10/1/33	$435	$473,045

		$473,045

Insured – Electric Utilities — 2.7%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$610	$626,055

		$626,055

Insured – Escrowed / Prerefunded — 23.0%
Michigan Building Authority, (AGM), (FGIC), Prerefunded to 10/15/16, 0.00%, 10/15/29	$560	$293,871
Michigan Building Authority, (NPFG), Prerefunded to 10/15/16, 0.00%, 10/15/30	1,060	528,728
Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,135	1,139,495
Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	2,615	2,296,493
Royal Oak, (AGC), Prerefunded to 10/1/18, 6.25%, 10/1/28	1,000	1,134,090

		$5,392,677

Insured – General Obligations — 26.4%
Battle Creek, (BAM), Prerefunded to 6/1/18, 5.00%, 6/1/33	$250	$272,590
Bay City Brownfield Redevelopment Authority, (BAM), 5.375%, 10/1/38	500	562,775
Livonia Public Schools, (AGM), 5.00%, 5/1/43	750	844,043
Okemos Public Schools, (NPFG), 0.00%, 5/1/19	1,330	1,265,389
Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,000	1,039,000
South Haven Public Schools, (AGM), 5.00%, 5/1/40	500	575,550
South Haven Public Schools, (BAM), 5.00%, 5/1/41	950	1,075,257
Westland Tax Increment Finance Authority, (BAM), 5.25%, 4/1/34	500	555,545

		$6,190,149

Insured – Lease Revenue / Certificates of Participation — 4.0%
Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$440	$230,503
Michigan Building Authority, (NPFG), 0.00%, 10/15/30	1,440	713,635

		$944,138

Insured – Special Tax Revenue — 1.2%
Puerto Rico Sales Tax Financing Corp., (AGM), 0.00%, 8/1/33	$560	$192,578
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	615	94,993

		$287,571

22	See Notes to Financial Statements.

Eaton Vance

Michigan Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 13.6%
Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	$1,000	$1,096,760
Michigan Finance Authority, (Detroit Water & Sewerage Department), (AGM), 5.00%, 7/1/31	1,500	1,737,930
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	355	362,168

		$3,196,858

Lease Revenue / Certificates of Participation — 4.6%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 4.00%, 3/1/30	$1,000	$1,089,730

		$1,089,730

Special Tax Revenue — 4.9%
Michigan Trunk Line Fund, 5.00%, 11/15/36	$1,000	$1,158,620

		$1,158,620

Water and Sewer — 4.5%
Grand Rapids, Sanitary Sewer System, 5.00%, 1/1/28	$605	$781,714
Port Huron, Water Supply System, 5.25%, 10/1/31	250	277,388

		$1,059,102

Total Tax-Exempt Investments — 152.8% (identified cost $32,671,480)		$35,857,552

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (11.9)%		$(2,800,066)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.9)%		$(10,525,000)

Other Assets, Less Liabilities — 4.0%		$940,384

Net Assets Applicable to Common Shares — 100.0%		$23,472,870

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 49.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.5% to 15.7% of total investments.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

23	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 153.8%

Security	Principal Amount (000’s omitted)	Value

Education — 6.8%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/33	$340	$393,390
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/34	210	242,143
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/37	360	399,438
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/40	690	777,540
New Jersey Institute of Technology, 5.00%, 7/1/42	735	840,686

		$2,653,197

Escrowed / Prerefunded — 2.8%
New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), Prerefunded to 7/1/17, 5.00%, 7/1/37	$515	$542,738
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), Prerefunded to 7/1/16, 5.125%, 7/1/35	250	252,925
Rutgers State University, Prerefunded to 5/1/19, 5.00%, 5/1/39	250	280,950

		$1,076,613

General Obligations — 4.1%
Monmouth County Improvement Authority, 5.00%, 1/15/27	$1,375	$1,597,874

		$1,597,874

Hospital — 12.6%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$250	$288,455
New Jersey Health Care Facilities Financing Authority, (Barnabas Health Obligated Group), 4.25%, 7/1/44	450	470,534
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), 5.00%, 7/1/26	295	347,413
New Jersey Health Care Facilities Financing Authority, (Palisades Medical Center), 5.25%, 7/1/31	750	841,777
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	180	209,569
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/34	1,200	1,378,452
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,315	1,323,797
New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), Prerefunded to 7/1/16, 5.00%, 7/1/46	30	30,330

		$4,890,327

Security	Principal Amount (000’s omitted)	Value

Housing — 2.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), 4.375%, 4/1/28	$940	$1,012,248

		$1,012,248

Insured – Education — 6.3%
New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	$920	$925,271
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,145	1,226,215
New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	275	296,274

		$2,447,760

Insured – Electric Utilities — 2.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$615	$631,187
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	335	337,358

		$968,545

Insured – Escrowed / Prerefunded — 12.7%
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.00%, 10/15/35	$320	$353,763
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.10%, 10/15/36	340	376,727
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.15%, 10/15/37	360	399,337
Delaware Township, Hunterdon County, (AGC), Prerefunded to 10/15/18, 5.20%, 10/15/38	382	424,219
Lakewood Township, (AGC), Prerefunded to 11/1/18, 5.75%, 11/1/31	700	787,864
Monroe Township Board of Education, Middlesex County, (AGC), Prerefunded to 3/1/18, 4.75%, 3/1/34	1,015	1,091,074
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	840	944,706
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/30	110	115,733
Nutley School District, (NPFG), Prerefunded to 7/15/17, 4.75%, 7/15/31	410	431,369

		$4,924,792

Insured – General Obligations — 34.2%
Bayonne, (AGM), 0.00%, 7/1/23	$2,415	$2,020,558
Bayonne, (AGM), Prerefunded to 7/1/19, 5.50%, 7/1/39	1,000	1,145,430
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	1,500	1,651,800

24	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Hudson County Improvement Authority, (Harrison Redevelopment), (NPFG), 0.00%, 12/15/38	$2,000	$927,100
Irvington Township, (AGM), 0.00%, 7/15/26	5,235	3,862,488
Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,310	2,309,977
Jersey City, (AGM), 5.00%, 1/15/29	1,000	1,090,020
Paterson, (BAM), 5.00%, 1/15/26	250	283,257

		$13,290,630

Insured – Hospital — 5.5%
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series II, (AGC), 5.00%, 7/1/38	$170	$182,641
New Jersey Health Care Facilities Financing Authority, (Meridian Health System), Series V, (AGC), 5.00%, 7/1/38	250	268,590
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,500	1,685,520

		$2,136,751

Insured – Lease Revenue / Certificates of Participation — 7.4%
Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,000	$1,361,540
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	460	504,257
New Jersey Economic Development Authority, (School Facilities Construction), (AGM), 5.00%, 6/15/33	360	401,468
New Jersey Economic Development Authority, (School Facilities Construction), (NPFG), 5.50%, 9/1/28	500	603,160

		$2,870,425

Insured – Special Tax Revenue — 13.3%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$1,000	$899,710
Garden State Preservation Trust, (AGM), 5.75%, 11/1/28	500	638,560
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	975	978,686
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	2,380	1,711,172
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	1,120	768,611
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,105	170,678

		$5,167,417

Insured – Transportation — 9.4%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,200	$727,884
New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,500	1,972,920

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	$720	$762,768
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	180	201,676

		$3,665,248

Insured – Water and Sewer — 10.6%
Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$4,500	$3,561,480
Passaic Valley Sewerage Commissioners, (NPFG), 2.50%, 12/1/32	635	569,500

		$4,130,980

Lease Revenue / Certificates of Participation — 1.7%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	$600	$642,312

		$642,312

Senior Living / Life Care — 1.9%
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	$675	$732,773

		$732,773

Student Loan — 2.8%
New Jersey Higher Education Student Assistance Authority, 5.625%, 6/1/30	$965	$1,068,371

		$1,068,371

Transportation — 14.5%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$590	$660,883
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	210	234,986
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.50%, 6/15/31	1,150	1,271,198
Port Authority of New York and New Jersey, 5.00%, 10/15/35(1)	2,675	3,221,770
South Jersey Transportation Authority, 5.00%, 11/1/39	200	219,892

		$5,608,729

25	See Notes to Financial Statements.

Eaton Vance

New Jersey Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 2.1%
North Hudson Sewerage Authority, 5.00%, 6/1/29	$725	$827,450

		$827,450

Total Tax-Exempt Investments — 153.8% (identified cost $52,752,692)		$59,712,442

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (5.7)%		$(2,225,083)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (44.8)%		$(17,375,000)

Other Assets, Less Liabilities — (3.3)%		$(1,293,343)

Net Assets Applicable to Common Shares — 100.0%		$38,819,016

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 66.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 23.0% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	14	Short	Jun-16	$(2,314,677)	$(2,302,125)	$12,552

						$12,552

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BAM	–	Build America Mutual Assurance Co.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

26	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 156.2%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.1%
New York Environmental Facilities Corp., 5.00%, 11/15/33	$500	$599,895
New York Environmental Facilities Corp., 5.00%, 10/15/39	750	846,735

		$1,446,630

Education — 20.7%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/33	$110	$127,380
Geneva Development Corp., (Hobart and William Smith Colleges), Series 2012, 5.00%, 9/1/32	605	706,634
Monroe County Industrial Development Corp., (St. John Fisher College), 5.00%, 6/1/23	60	70,014
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	1,275	1,474,219
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37(1)	1,275	1,449,879
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/34	565	671,604
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	610	683,670
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/28	325	376,074
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	1,000	1,155,820
Onondaga County Cultural Resources Trust, (Syracuse University), 5.00%, 12/1/38	515	599,614

		$7,314,908

Electric Utilities — 4.0%
Utility Debt Securitization Authority, 5.00%, 12/15/33	$1,160	$1,398,148

		$1,398,148

Escrowed / Prerefunded — 1.0%
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), Prerefunded to 5/1/17, 5.00%, 5/1/26	$335	$351,000

		$351,000

General Obligations — 10.2%
Long Beach City School District, 4.50%, 5/1/26	$770	$861,915
New York, 5.00%, 2/15/34(1)	1,000	1,149,750
New York City, 5.00%, 8/1/34(1)	1,350	1,603,665

		$3,615,330

Security	Principal Amount (000’s omitted)	Value

Hospital — 7.0%
New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$135	$152,331
New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	180	201,758
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 4.375%, 7/1/34(1)	500	544,450
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 5/1/20	235	269,148
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	970	1,088,583
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), Prerefunded to 7/1/21, 5.00%, 7/1/28	165	197,503

		$2,453,773

Housing — 1.4%
New York Mortgage Agency, 3.55%, 10/1/33	$495	$510,672

		$510,672

Industrial Development Revenue — 1.4%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$380	$476,505

		$476,505

Insured – Education — 24.1%
New York Dormitory Authority, (Barnard College), (NPFG), 5.00%, 7/1/24	$290	$305,361
New York Dormitory Authority, (Barnard College), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/24	1,150	1,212,986
New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,250	2,435,017
New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	345	380,097
New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	545	600,677
New York Dormitory Authority, (St. John’s University), (NPFG), Prerefunded to 7/1/17, 5.25%, 7/1/37	850	898,867
Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	5,425	2,674,525

		$8,507,530

Insured – Electric Utilities — 3.2%
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 5.50%, 5/1/33	$500	$567,990
Long Island Power Authority, Electric System Revenue, (BHAC), Prerefunded to 5/1/19, 6.00%, 5/1/33	500	576,900

		$1,144,890

27	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 8.2%
Metropolitan Transportation Authority, Dedicated Tax Revenue, (AGM), (NPFG), Prerefunded to 11/15/16, 5.00%, 11/15/31	$1,000	$1,028,280
Nassau County Sewer and Storm Water Finance Authority, (BHAC), Prerefunded to 11/1/18, 5.375%, 11/1/28	905	1,012,161
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/19	185	196,520
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.50%, 11/15/20	190	201,831
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/22	210	223,923
Wantagh Union Free School District, (AGC), Prerefunded to 11/15/17, 4.75%, 11/15/23	220	234,586

		$2,897,301

Insured – General Obligations — 10.0%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$535	$601,538
Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	560	635,018
Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	250	274,015
Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	185	197,164
Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	190	202,933
Oyster Bay, (AGM), 4.00%, 8/1/28	725	802,154
Sachem Central School District, (NPFG), 4.25%, 10/15/28	410	418,212
William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	350	386,999

		$3,518,033

Insured – Hospital — 3.0%
New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$500	$542,795
New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	500	525,945

		$1,068,740

Insured – Other Revenue — 3.0%
New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	$950	$1,047,118

		$1,047,118

Insured – Special Tax Revenue — 3.5%
New York Thruway Authority, Miscellaneous Tax Revenue, (AMBAC), 5.50%, 4/1/20	$510	$599,219
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	1,700	444,023
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,185	183,035

		$1,226,277

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 7.9%
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$1,100	$577,434
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	1,865	2,207,526

		$2,784,960

Special Tax Revenue — 24.5%
New York City Transitional Finance Authority, Future Tax Revenue, 5.50%, 11/1/35(1)(2)	$500	$591,785
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 6/15/31(1)	2,750	3,299,615
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	650	750,789
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/34	1,020	1,194,645
New York Thruway Authority, Miscellaneous Tax Revenue, 5.00%, 4/1/26	530	608,991
Sales Tax Asset Receivables Corp., 5.00%, 10/15/30	1,410	1,740,504
Sales Tax Asset Receivables Corp., 5.00%, 10/15/31	390	478,327

		$8,664,656

Transportation — 19.0%
Metropolitan Transportation Authority, 5.00%, 11/15/34	$2,000	$2,304,560
Nassau County Bridge Authority, 5.00%, 10/1/35	350	393,365
Nassau County Bridge Authority, 5.00%, 10/1/40	65	72,433
New York Bridge Authority, 5.00%, 1/1/26	205	242,767
New York Thruway Authority, 5.00%, 1/1/37	1,175	1,357,936
Niagara Falls Bridge Commission, 5.00%, 10/1/24	200	250,860
Niagara Falls Bridge Commission, 5.00%, 10/1/26	160	196,333
Port Authority of New York and New Jersey, 5.00%, 12/1/34(1)	820	976,046
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	340	367,346
Triborough Bridge and Tunnel Authority, 5.00%, 11/15/38(1)	500	549,135

		$6,710,781

Total Tax-Exempt Investments — 156.2% (identified cost $50,328,025)		$55,137,252

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (4.9)%		$(1,750,041)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (32.6)%		$(11,500,000)

Other Assets, Less Liabilities — (18.7)%		$(6,586,499)

Net Assets Applicable to Common Shares — 100.0%		$35,300,712

28	See Notes to Financial Statements.

Eaton Vance

New York Municipal Bond Fund II

March 31, 2016

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 35.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.9% to 12.2% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $216,785.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Jun-16	$(2,480,011)	$(2,466,563)	$13,448

						$13,448

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
NPFG	–	National Public Finance Guaranty Corp.

29	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 145.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.6%
Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$750	$750,405
Ohio Economic Development, (Ohio Enterprise Bond Fund), 6.00%, 12/1/34	700	823,879
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	765	854,604

		$2,428,888

Education — 5.7%
Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	$305	$340,975
Ohio Higher Educational Facility Commission, (Oberlin College), 5.00%, 10/1/33	500	591,000
Ohio State University, 5.00%, 12/1/30	455	599,854
Wright State University, 5.00%, 5/1/31	500	570,860

		$2,102,689

Electric Utilities — 1.6%
Ohio Air Quality Development Authority, (Buckeye Power, Inc.), 6.00%, 12/1/40	$500	$581,655

		$581,655

Escrowed / Prerefunded — 8.1%
Beavercreek City School District, Prerefunded to 6/1/19, 5.00%, 12/1/30	$900	$1,015,785
Franklin County, Prerefunded to 12/1/17, 5.00%, 12/1/27	500	535,540
Hamilton County, Sewer System, Prerefunded to 12/1/17, 5.00%, 12/1/32	250	267,570
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), Prerefunded to 12/1/19, 5.00%, 6/1/30	1,040	1,191,414

		$3,010,309

General Obligations — 9.9%
Apollo Career Center Joint Vocational School District, 5.25%, 12/1/33	$270	$316,386
Canton Local School District, (School Facilities Construction and Improvement), 5.00%, 11/1/43	1,000	1,146,400
Dayton City School District, 5.00%, 11/1/31	900	1,167,210
Lakewood City School District, 5.00%, 11/1/39	400	466,952
Napoleon Area City School District, (School Facilities Construction and Improvement), 5.00%, 12/1/36	500	567,645

		$3,664,593

Security	Principal Amount (000’s omitted)	Value

Hospital — 15.8%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$865	$974,206
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/38	440	486,970
Hamilton County, (Cincinnati Children’s Hospital Medical Center), 5.00%, 5/15/34	250	293,470
Lucas County, (ProMedica Healthcare Obligated Group), 4.00%, 11/15/45	260	269,243
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	500	502,530
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/36	500	550,510
Middleburg Heights, (Southwest General Health Center), 5.25%, 8/1/41	755	829,715
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.00%, 1/1/32	500	567,875
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	460	514,657
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	565	654,321
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.), 5.00%, 1/15/29	165	189,438

		$5,832,935

Insured – Education — 15.9%
Kent State University, (AGC), 5.00%, 5/1/26	$1,000	$1,109,230
Kent State University, (AGC), 5.00%, 5/1/29	360	399,323
Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	2,000	2,029,940
Ohio University, (AGM), 5.00%, 12/1/33	500	536,995
University of Akron, Series B, (AGM), 5.00%, 1/1/38	640	679,449
Youngstown State University, (AGC), 5.50%, 12/15/33	1,000	1,124,320

		$5,879,257

Insured – Electric Utilities — 17.4%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$40	$42,884
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,750	1,945,515
Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	1,000	420,630
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	5,000	3,714,450
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	305	313,027

		$6,436,506

30	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 16.6%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), Prerefunded to 2/15/18, 5.25%, 2/15/33	$660	$715,235
Milford Exempt Village School District, (AGC), Prerefunded to 12/1/18, 5.25%, 12/1/36	1,000	1,116,410
Olentangy Local School District, (AGC), Prerefunded to 6/1/18, 5.00%, 12/1/36	1,400	1,526,826
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	510	556,201
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	90	98,153
St. Marys City School District, (AGM), Prerefunded to 6/1/18, 5.00%, 12/1/35	150	163,554
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/26	500	525,435
Sylvania City School District, (AGC), Prerefunded to 6/1/17, 5.00%, 12/1/32	1,000	1,050,870
University of Akron, (AGM), Prerefunded to 1/1/18, 5.00%, 1/1/38	360	386,712

		$6,139,396

Insured – General Obligations — 14.1%
Brooklyn City School District, (AGM), 5.00%, 12/1/38	$445	$502,543
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/30	500	669,405
Plain School District, (NPFG), 0.00%, 12/1/27	2,400	1,843,632
Wapakoneta City School District, (AGM), Prerefunded to 6/1/18, 4.75%, 12/1/35	2,000	2,170,460

		$5,186,040

Insured – Hospital — 1.5%
Lorain County, (Catholic Healthcare Partners), (AGM), 17.613%, 2/1/29(1)(2)(3)	$440	$556,301

		$556,301

Insured – Special Tax Revenue — 10.9%
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$1,245	$1,036,101
Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	3,665	2,959,854
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	250	38,615

		$4,034,570

Insured – Transportation — 4.1%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$480	$545,808
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	500	511,615
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	475	476,221

		$1,533,644

Security	Principal Amount (000’s omitted)	Value

Insured – Water and Sewer — 1.5%
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	$535	$545,802

		$545,802

Other Revenue — 1.1%
Summit County Port Authority, 5.00%, 12/1/31	$350	$408,090

		$408,090

Senior Living / Life Care — 3.9%
Franklin County, (Friendship Village of Dublin), 5.00%, 11/15/44	$525	$580,072
Hamilton County, (Life Enriching Communities), 5.00%, 1/1/32	375	405,608
Lorain County Port Authority, (Kendal at Oberlin), 5.00%, 11/15/30	190	212,350
Warren County, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	220	257,662

		$1,455,692

Special Tax Revenue — 1.6%
Cleveland, Income Tax Revenue, (Parks and Recreation Facilities Improvements), 5.00%, 10/1/35	$500	$590,585

		$590,585

Transportation — 3.3%
Ohio Turnpike and Infrastructure Commission, 0.00%, 2/15/43	$310	$108,503
Ohio Turnpike Commission, 5.00%, 2/15/31	1,000	1,128,610

		$1,237,113

Water and Sewer — 5.5%
Northeast Ohio Regional Sewer District, 4.00%, 11/15/33(4)(5)	$1,000	$1,081,670
Northeast Ohio Regional Sewer District, 5.00%, 11/15/43	500	582,495
Toledo, Sewerage System Revenue, 5.00%, 11/15/28	300	356,301

		$2,020,466

Total Tax-Exempt Investments — 145.1% (identified cost $46,563,114)		$53,644,531

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (6.1)%		$(2,250,175)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (39.9)%		$(14,750,000)

Other Assets, Less Liabilities — 0.9%		$318,633

Net Assets Applicable to Common Shares — 100.0%		$36,962,989

31	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 56.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 17.5% of total investments.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At March 31, 2016, the aggregate value of these securities is $556,301 or 1.5% of the Fund’s net assets applicable to common shares.

(2)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at March 31, 2016.

(3)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(5)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $281,670.

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.

32	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited)

Tax-Exempt Investments — 152.4%

Security	Principal Amount (000’s omitted)	Value

Education — 30.0%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	$1,050	$1,227,166
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/41	390	446,238
Delaware County Authority, (Villanova University), 5.00%, 8/1/35	750	885,345
General Authority of Southcentral Pennsylvania, (York College of Pennsylvania), 5.50%, 11/1/31	1,500	1,760,475
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/32	750	878,775
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/24	95	112,745
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/25	135	161,397
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/26	285	342,849
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/27	185	220,274
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/30	270	316,605
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/31	230	268,014
Northampton County General Purpose Authority, (Moravian College), 5.00%, 10/1/40	610	688,104
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 4.25%, 11/1/34	1,740	1,817,639
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	494,952
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	925	1,016,205
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	629,418
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	871,575
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	296,378
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	652,107

		$13,086,261

General Obligations — 12.5%
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	$1,000	$1,285,660
Pennsylvania, 4.00%, 4/1/29(1)(2)	3,000	3,306,600
West York Area School District, 5.00%, 4/1/33	750	862,965

		$5,455,225

Security	Principal Amount (000’s omitted)	Value

Hospital — 14.9%
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$831,367
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,130,500
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	520,320
Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,250	1,281,925
Monroeville Finance Authority, (UPMC Obligated Group), 5.00%, 2/15/42	500	554,530
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	284,008
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	754,731
Philadelphia Hospitals and Higher Education Facilities Authority, (The Children’s Hospital of Philadelphia), 5.00%, 7/1/32	750	859,170
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	250	296,062

		$6,512,613

Housing — 1.6%
East Hempfield Township Industrial Development Authority, (Student Services, Inc.), 5.00%, 7/1/39	$175	$186,617
Pennsylvania Housing Finance Agency, SFMR, 4.00%, 10/1/38	500	516,480

		$703,097

Insured – Education — 9.3%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$537,975
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,530	1,615,803
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/27	500	541,535
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/29	375	406,151
State Public School Building Authority, (Delaware County Community College), (AGM), Prerefunded to 4/1/18, 5.00%, 10/1/32	875	947,686

		$4,049,150

Insured – Electric Utilities — 2.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$490	$496,350
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	750	755,280

		$1,251,630

33	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Escrowed / Prerefunded — 4.5%
Central Greene School District, (AGM), Prerefunded to 2/15/18, 5.00%, 2/15/35	$1,000	$1,078,860
Erie Sewer Authority, Series A, (AMBAC), Escrowed to Maturity, 0.00%, 12/1/25	180	147,355
Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/37	500	552,655
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	95,650
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	85	95,734

		$1,970,254

Insured – General Obligations — 27.8%
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$1,250	$1,414,888
Centennial School District, (AGM), 5.25%, 12/15/37	660	732,481
Erie School District, (AMBAC), 0.00%, 9/1/30	1,000	570,190
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	855,473
Luzerne County, (AGM), 5.00%, 11/15/29	250	288,463
McKeesport School District, (NPFG), 0.00%, 10/1/21	2,555	2,224,715
Norwin School District, (AGM), 3.25%, 4/1/27	1,475	1,483,466
Reading School District, (AGM), 5.00%, 3/1/35	1,500	1,625,610
Scranton School District, (AGM), 5.00%, 7/15/38	1,000	1,055,470
Shaler Area School District, (XLCA), 0.00%, 9/1/33	2,550	1,514,215
State Public School Building Authority, (Harrisburg School District), (AGC), 5.00%, 11/15/33	330	360,063

		$12,125,034

Insured – Hospital — 4.7%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$324,045
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,620	1,733,675

		$2,057,720

Insured – Industrial Development Revenue — 2.5%
Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc.), (BHAC), 5.00%, 10/1/39(1)	$1,000	$1,115,100

		$1,115,100

Insured – Lease Revenue / Certificates of Participation — 4.2%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$550,865
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,215	1,273,842

		$1,824,707

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 3.0%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$1,000	$1,133,060
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,295	200,026

		$1,333,086

Insured – Transportation — 5.6%
Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	$295	$310,192
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41	2,100	2,148,783

		$2,458,975

Insured – Utilities — 2.1%
Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$890	$935,657

		$935,657

Insured – Water and Sewer — 10.4%
Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$300	$312,852
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	500	567,035
Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	1,250	875,325
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	2,155	1,509,060
Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/26	1,920	1,291,335

		$4,555,607

Senior Living / Life Care — 0.5%
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$200	$201,190

		$201,190

Special Tax Revenue — 4.4%
Allegheny County Port Authority, 5.75%, 3/1/29	$1,500	$1,793,340
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	110	123,691

		$1,917,031

Transportation — 8.3%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$520,865
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	730	816,855
Pennsylvania Turnpike Commission, 5.25%, 12/1/31	1,000	1,138,190
Pennsylvania Turnpike Commission, 5.35%, 12/1/30	500	572,320
Philadelphia Airport Revenue, 5.25%, 6/15/27	500	565,315

		$3,613,545

34	See Notes to Financial Statements.

Eaton Vance

Pennsylvania Municipal Bond Fund

March 31, 2016

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 3.2%
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	$500	$566,905
Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	765	838,945

		$1,405,850

Total Tax-Exempt Investments — 152.4% (identified cost $60,492,797)		$66,571,732

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (2.9)%		$(1,275,066)

Institutional MuniFund Term Preferred Shares, at Liquidation Value — (46.8)%		$(20,450,000)

Other Assets, Less Liabilities — (2.7)%		$(1,165,969)

Net Assets Applicable to Common Shares — 100.0%		$43,680,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2016, 50.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 22.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $906,600.

Futures Contracts
Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation

Interest Rate Futures
U.S. Long Treasury Bond	20	Short	Jun-16	$(3,306,681)	$(3,288,750)	$17,931

						$17,931

Abbreviations:

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
SFMR	–	Single Family Mortgage Revenue
XLCA	–	XL Capital Assurance, Inc.

35	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Assets and Liabilities (Unaudited)

	March 31, 2016
Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Investments —
Identified cost	$199,211,754	$74,638,403	$36,524,651	$32,671,480
Unrealized appreciation	22,032,447	7,772,167	5,417,986	3,186,072
Investments, at value	$221,244,201	$82,410,570	$41,942,637	$35,857,552
Cash	$3,695,004	$638,221	$474,053	$407,757
Restricted cash*	118,000	82,000	37,000	—
Interest receivable	2,798,567	814,153	463,410	464,009
Deferred debt issuance costs	28,174	8,982	—	—
Deferred offering costs	280,758	182,990	110,804	99,528
Total assets	$228,164,704	$84,136,916	$43,027,904	$36,828,846

Liabilities
Payable for floating rate notes issued	$41,870,000	$5,850,000	$1,370,000	$—
Institutional MuniFund Term Preferred Shares, at liquidation value	39,950,000	24,800,000	12,950,000	10,525,000
Payable for variation margin on open financial futures contracts	28,094	20,156	8,719	—
Payable to affiliates:
Investment adviser fee	106,026	39,155	19,931	17,095
Interest expense and fees payable	90,455	19,678	5,196	4,978
Accrued expenses	40,719	21,647	10,812	8,837
Total liabilities	$82,085,294	$30,750,636	$14,364,658	$10,555,910
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$4,750,269	$900,012	$625,033	$2,800,066
Net assets applicable to common shares	$141,329,141	$52,486,268	$28,038,213	$23,472,870

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$100,134	$38,858	$17,685	$15,001
Additional paid-in capital	143,642,713	56,140,658	25,461,729	21,350,488
Accumulated net realized loss	(24,440,339)	(11,685,114)	(2,930,429)	(1,136,459)
Accumulated undistributed (distributions in excess of) net investment income	(31,814)	193,740	63,173	57,768
Net unrealized appreciation	22,058,447	7,798,126	5,426,055	3,186,072
Net assets applicable to common shares	$141,329,141	$52,486,268	$28,038,213	$23,472,870

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	190 (1)	36	25	112

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	1,598	992	518	421

Common Shares Outstanding	10,013,381	3,885,759	1,768,514	1,500,065

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$14.11	$13.51	$15.85	$15.65

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

(1)	Comprised of 62 Series A shares and 128 Series B shares.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Assets and Liabilities (Unaudited) — continued

	March 31, 2016
Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Investments —
Identified cost	$52,752,692	$50,328,025	$46,563,114	$60,492,797
Unrealized appreciation	6,959,750	4,809,227	7,081,417	6,078,935
Investments, at value	$59,712,442	$55,137,252	$53,644,531	$66,571,732
Cash	$138,487	$938,155	$364,300	$287,390
Restricted cash*	58,000	61,000	—	81,000
Interest receivable	578,835	689,482	589,562	778,775
Receivable for investments sold	—	1,000,000	85,000	1,000,000
Deferred debt issuance costs	—	273	—	—
Deferred offering costs	140,097	103,786	124,249	157,237
Total assets	$60,627,861	$57,929,948	$54,807,642	$68,876,134

Liabilities
Payable for floating rate notes issued	$2,140,000	$9,305,000	$800,000	$3,390,000
Institutional MuniFund Term Preferred Shares, at liquidation value	17,375,000	11,500,000	14,750,000	20,450,000
Payable for variation margin on open financial futures contracts	13,563	14,531	—	19,375
Payable to affiliates:
Investment adviser fee	28,093	26,905	25,437	31,971
Interest expense and fees payable	11,960	17,053	7,612	15,505
Accrued expenses	15,146	15,706	11,429	13,520
Total liabilities	$19,583,762	$20,879,195	$15,594,478	$23,920,371
Auction preferred shares at liquidation value plus cumulative unpaid dividends	$2,225,083	$1,750,041	$2,250,175	$1,275,066
Net assets applicable to common shares	$38,819,016	$35,300,712	$36,962,989	$43,680,697

Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$25,790	$25,560	$25,370	$29,600
Additional paid-in capital	37,355,021	36,742,507	36,249,048	42,852,439
Accumulated net realized loss	(5,705,691)	(6,444,984)	(6,518,232)	(5,581,900)
Accumulated undistributed net investment income	171,594	154,954	125,386	283,692
Net unrealized appreciation	6,972,302	4,822,675	7,081,417	6,096,866
Net assets applicable to common shares	$38,819,016	$35,300,712	$36,962,989	$43,680,697

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	89	70	90	51

Institutional MuniFund Term Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)	695	460	590	818

Common Shares Outstanding	2,578,988	2,556,041	2,536,999	2,960,040

Net Asset Value Per Common Share
Net assets applicable to common shares ÷ common shares issued and outstanding	$15.05	$13.81	$14.57	$14.76

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

37	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Operations (Unaudited)

	Six Months Ended March 31, 2016
Investment Income	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Interest	$4,611,270	$1,722,608	$837,503	$759,893
Total investment income	$4,611,270	$1,722,608	$837,503	$759,893

Expenses
Investment adviser fee	$623,366	$233,053	$116,493	$99,808
Trustees’ fees and expenses	6,363	2,530	1,396	1,229
Custodian fee	31,273	16,547	12,292	11,597
Transfer and dividend disbursing agent fees	8,910	8,900	8,900	8,900
Legal and accounting services	53,141	35,095	24,704	26,240
Printing and postage	12,087	5,895	4,839	4,604
Amortization of offering costs	31,915	20,811	12,610	11,327
Interest expense and fees	255,406	80,471	41,468	30,104
Auction preferred shares service fee	8,500	2,843	776	998
Miscellaneous	39,476	25,708	20,991	21,942
Total expenses	$1,070,437	$431,853	$244,469	$216,749

Net investment income	$3,540,833	$1,290,755	$593,034	$543,144

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$177,009	$214,854	$20,609	$(19,708)
Extinguishment of debt	(24)	(3,173)	—	—
Financial futures contracts	(391,945)	(274,444)	(121,638)	—
Net realized loss	$(214,960)	$(62,763)	$(101,029)	$(19,708)
Change in unrealized appreciation (depreciation) —
Investments	$3,000,358	$460,429	$870,634	$636,657
Financial futures contracts	107,390	88,711	33,328	—
Net change in unrealized appreciation (depreciation)	$3,107,748	$549,140	$903,962	$636,657

Net realized and unrealized gain	$2,892,788	$486,377	$802,933	$616,949

Distributions to auction preferred shareholders
From net investment income	$(18,232)	$(8,562)	$(4,149)	$(7,471)

Discount on redemption and repurchase of auction preferred shares	$1,797,750	$1,116,000	$582,750	$473,625

Net increase in net assets from operations	$8,213,139	$2,884,570	$1,974,568	$1,626,247

38	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Operations (Unaudited) — continued

	Six Months Ended March 31, 2016
Investment Income	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Interest	$1,246,443	$1,153,181	$1,175,486	$1,457,637
Total investment income	$1,246,443	$1,153,181	$1,175,486	$1,457,637

Expenses
Investment adviser fee	$163,046	$157,781	$148,341	$186,577
Trustees’ fees and expenses	1,866	1,796	1,705	2,085
Custodian fee	13,895	13,717	13,208	14,410
Transfer and dividend disbursing agent fees	8,900	8,900	8,900	8,900
Legal and accounting services	28,226	29,338	26,551	29,151
Printing and postage	5,315	5,316	5,702	6,723
Amortization of offering costs	15,946	11,812	14,136	17,885
Interest expense and fees	55,307	52,151	44,447	66,687
Auction preferred shares service fee	1,301	2,186	2,781	3,879
Miscellaneous	27,253	22,264	21,576	22,075
Total expenses	$321,055	$305,261	$287,347	$358,372

Net investment income	$925,388	$847,920	$888,139	$1,099,265

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,128	$54,336	$(3,504)	$64,716
Financial futures contracts	(189,215)	(202,730)	—	(270,307)
Net realized loss	$(188,087)	$(148,394)	$(3,504)	$(205,591)
Change in unrealized appreciation (depreciation) —
Investments	$1,508,992	$679,655	$1,036,255	$1,258,966
Financial futures contracts	51,844	55,546	—	74,062
Net change in unrealized appreciation (depreciation)	$1,560,836	$735,201	$1,036,255	$1,333,028

Net realized and unrealized gain	$1,372,749	$586,807	$1,032,751	$1,127,437

Distributions to auction preferred shareholders
From net investment income	$(8,170)	$(6,064)	$(7,202)	$(7,002)

Discount on redemption and repurchase of auction preferred shares	$781,875	$517,500	$663,750	$920,250

Net increase in net assets from operations	$3,071,842	$1,946,163	$2,577,438	$3,139,950

39	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Changes in Net Assets

	Six Months Ended March 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$3,540,833	$1,290,755	$593,034	$543,144
Net realized loss from investment transactions, extinguishment of debt and financial futures contracts	(214,960)	(62,763)	(101,029)	(19,708)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	3,107,748	549,140	903,962	636,657
Distributions to auction preferred shareholders —
From net investment income	(18,232)	(8,562)	(4,149)	(7,471)
Discount on redemption and repurchase of auction preferred shares	1,797,750	1,116,000	582,750	473,625
Net increase in net assets from operations	$8,213,139	$2,884,570	$1,974,568	$1,626,247
Distributions to common shareholders —
From net investment income	$(3,591,509)	$(1,312,796)	$(623,576)	$(561,845)
Total distributions to common shareholders	$(3,591,509)	$(1,312,796)	$(623,576)	$(561,845)

Net increase in net assets	$4,621,630	$1,571,774	$1,350,992	$1,064,402

Net Assets Applicable to Common Shares
At beginning of period	$136,707,511	$50,914,494	$26,687,221	$22,408,468
At end of period	$141,329,141	$52,486,268	$28,038,213	$23,472,870

Accumulated undistributed (distributions in excess of) net investment income included in net assets applicable to common shares
At end of period	$(31,814)	$193,740	$63,173	$57,768

40	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Changes in Net Assets — continued

	Six Months Ended March 31, 2016 (Unaudited)
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$925,388	$847,920	$888,139	$1,099,265
Net realized loss from investment transactions and financial futures contracts	(188,087)	(148,394)	(3,504)	(205,591)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,560,836	735,201	1,036,255	1,333,028
Distributions to auction preferred shareholders —
From net investment income	(8,170)	(6,064)	(7,202)	(7,002)
Discount on redemption and repurchase of auction preferred shares	781,875	517,500	663,750	920,250
Net increase in net assets from operations	$3,071,842	$1,946,163	$2,577,438	$3,139,950
Distributions to common shareholders —
From net investment income	$(967,121)	$(878,000)	$(890,487)	$(1,144,061)
Total distributions to common shareholders	$(967,121)	$(878,000)	$(890,487)	$(1,144,061)

Net increase in net assets	$2,104,721	$1,068,163	$1,686,951	$1,995,889

Net Assets Applicable to Common Shares
At beginning of period	$36,714,295	$34,232,549	$35,276,038	$41,684,808
At end of period	$38,819,016	$35,300,712	$36,962,989	$43,680,697

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of period	$171,594	$154,954	$125,386	$283,692

41	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
From operations —
Net investment income	$7,403,357	$2,930,458	$1,370,619	$1,191,590
Net realized gain (loss) from investment transactions, extinguishment of debt and financial futures contracts	(1,364,090)	(45,199)	28,548	40,932
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	1,829,504	(685,088)	(219,982)	70,424
Distributions to auction preferred shareholders —
From net investment income	(57,510)	(33,091)	(17,500)	(16,766)
Net increase in net assets from operations	$7,811,261	$2,167,080	$1,161,685	$1,286,180
Distributions to common shareholders —
From net investment income	$(7,501,555)	$(2,840,330)	$(1,344,064)	$(1,185,216)
Total distributions to common shareholders	$(7,501,555)	$(2,840,330)	$(1,344,064)	$(1,185,216)
Capital share transactions —
Reinvestment of distributions to common shareholders	$—	$7,189	$—	$—
Cost of shares repurchased (see Note 7)	—	—	—	(184,430)
Net increase (decrease) in net assets from capital share transactions	$—	$7,189	$—	$(184,430)

Net increase (decrease) in net assets	$309,706	$(666,061)	$(182,379)	$(83,466)

Net Assets Applicable to Common Shares
At beginning of year	$136,397,805	$51,580,555	$26,869,600	$22,491,934
At end of year	$136,707,511	$50,914,494	$26,687,221	$22,408,468

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$37,094	$224,343	$97,864	$83,940

42	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2015
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
From operations —
Net investment income	$1,964,583	$1,789,630	$1,879,250	$2,394,976
Net realized gain (loss) from investment transactions and financial futures contracts	(37,759)	21,477	97,333	(201,419)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	(656,871)	(231,623)	154,865	(225,480)
Distributions to auction preferred shareholders —
From net investment income	(25,042)	(16,825)	(21,569)	(28,007)
Net increase in net assets from operations	$1,244,911	$1,562,659	$2,109,879	$1,940,070
Distributions to common shareholders —
From net investment income	$(1,937,961)	$(1,757,157)	$(1,780,973)	$(2,288,123)
Total distributions to common shareholders	$(1,937,961)	$(1,757,157)	$(1,780,973)	$(2,288,123)
Capital share transactions —
Reinvestment of distributions to common shareholders	$9,560	$—	$—	$—
Cost of shares repurchased (see Note 7)	(391,677)	(130,104)	—	—
Net decrease in net assets from capital share transactions	$(382,117)	$(130,104)	$—	$—

Net increase (decrease) in net assets	$(1,075,167)	$(324,602)	$328,906	$(348,053)

Net Assets Applicable to Common Shares
At beginning of year	$37,789,462	$34,557,151	$34,947,132	$42,032,861
At end of year	$36,714,295	$34,232,549	$35,276,038	$41,684,808

Accumulated undistributed net investment income included in net assets applicable to common shares
At end of year	$221,497	$191,098	$134,936	$335,490

43	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Cash Flows (Unaudited)

	Six Months Ended March 31, 2016
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund
Net increase in net assets from operations	$8,213,139	$2,884,570	$1,974,568	$1,626,247
Distributions to auction preferred shareholders	18,232	8,562	4,149	7,471
Discount on redemption and repurchase of auction preferred shares	(1,797,750)	(1,116,000)	(582,750)	(473,625)
Net increase in net assets from operations excluding distributions to auction preferred shareholders and discount on redemption and repurchase of auction preferred shares	$6,433,621	$1,777,132	$1,395,967	$1,160,093
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(3,353,965)	(4,108,916)	(827,655)	—
Investments sold	5,556,770	5,124,160	2,604,644	274,231
Net amortization/accretion of premium (discount)	(94,238)	(218,674)	22,355	(83,684)
Amortization of deferred debt issuance costs	1,263	815	—	—
Amortization of offering costs on Institutional MuniFund Term Preferred Shares	31,915	20,811	12,610	11,327
Decrease in restricted cash	—	5,000	—	—
Decrease (increase) in interest receivable	(28,727)	19,802	41,364	(7,646)
Decrease in receivable for variation margin on open financial futures contracts	16,313	9,609	5,063	—
Increase in payable for variation margin on open financial futures contracts	28,094	20,156	8,719	—
Increase in payable to affiliate for investment adviser fee	4,845	952	990	1,047
Increase in interest expense and fees payable	9,466	4,947	4,154	4,978
Decrease in accrued expenses	(54,215)	(42,369)	(41,621)	(38,068)
Net change in unrealized (appreciation) depreciation from investments	(3,000,358)	(460,429)	(870,634)	(636,657)
Net realized (gain) loss from investments	(177,009)	(214,854)	(20,609)	19,708
Net realized loss on extinguishment of debt	24	3,173	—	—
Net cash provided by operating activities	$5,373,799	$1,941,315	$2,335,347	$705,329

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(3,591,509)	$(1,312,796)	$(623,576)	$(561,845)
Cash distributions paid to auction preferred shareholders	(19,008)	(9,208)	(4,512)	(7,461)
Liquidation of auction preferred shares	(38,152,250)	(23,684,000)	(12,367,250)	(10,051,375)
Proceeds from Institutional MuniFund Term Preferred Shares issued	39,950,000	24,800,000	12,950,000	10,525,000
Payment of offering costs on Institutional MuniFund Term Preferred Shares	(312,673)	(203,801)	(123,414)	(110,855)
Repayment of secured borrowings	(1,920,000)	(2,565,000)	—	—
Decrease in due to custodian	—	—	(1,692,542)	(91,036)
Net cash used in financing activities	$(4,045,440)	$(2,974,805)	$(1,861,294)	$(297,572)

Net increase (decrease) in cash	$1,328,359	$(1,033,490)	$474,053	$407,757

Cash at beginning of period	$2,366,645	$1,671,711	$—	$—

Cash at end of period	$3,695,004	$638,221	$474,053	$407,757

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$244,677	$74,709	$37,314	$25,126

44	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Statements of Cash Flows (Unaudited) — continued

	Six Months Ended March 31, 2016
Cash Flows From Operating Activities	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund
Net increase in net assets from operations	$3,071,842	$1,946,163	$2,577,438	$3,139,950
Distributions to auction preferred shareholders	8,170	6,064	7,202	7,002
Discount on redemption and repurchase of auction preferred shares	(781,875)	(517,500)	(663,750)	(920,250)
Net increase in net assets from operations excluding distributions to auction preferred shareholders and discount on redemption and repurchase of auction preferred shares	$2,298,137	$1,434,727	$1,920,890	$2,226,702
Adjustments to reconcile net increase in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(3,927,204)	—	—	(3,812,913)
Investments sold	1,843,090	5,000	35,000	2,546,307
Net amortization/accretion of premium (discount)	(267,319)	(5,825)	(216,641)	(140,906)
Amortization of deferred debt issuance costs	25	560	—	—
Amortization of offering costs on Institutional MuniFund Term Preferred Shares	15,946	11,812	14,136	17,885
Decrease (increase) in interest receivable	(34,393)	89	(3,624)	(4,322)
Decrease in receivable for variation margin on open financial futures contracts	7,875	8,438	—	11,250
Increase in payable for variation margin on open financial futures contracts	13,563	14,531	—	19,375
Increase in payable to affiliate for investment adviser fee	2,740	1,308	1,644	1,927
Increase in interest expense and fees payable	11,570	3,144	5,787	5,620
Decrease in accrued expenses	(41,211)	(44,778)	(42,393)	(44,088)
Net change in unrealized (appreciation) depreciation from investments	(1,508,992)	(679,655)	(1,036,255)	(1,258,966)
Net realized (gain) loss from investments	(1,128)	(54,336)	3,504	(64,716)
Net cash provided by (used in) operating activities	$(1,587,301)	$695,015	$682,048	$(496,845)

Cash Flows From Financing Activities
Distributions paid to common shareholders, net of reinvestments	$(967,121)	$(878,000)	$(890,487)	$(1,144,061)
Cash distributions paid to auction preferred shareholders	(8,253)	(6,079)	(7,386)	(7,569)
Liquidation of auction preferred shares	(16,593,125)	(10,982,500)	(14,086,250)	(19,529,750)
Proceeds from Institutional MuniFund Term Preferred Shares issued	17,375,000	11,500,000	14,750,000	20,450,000
Payment of offering costs on Institutional MuniFund Term Preferred Shares	(156,043)	(115,598)	(138,385)	(175,122)
Proceeds from secured borrowings	2,140,000	—	—	—
Repayment of secured borrowings	(225,000)	—	—	—
Net cash provided by (used in) financing activities	$1,565,458	$(482,177)	$(372,508)	$(406,502)

Net increase (decrease) in cash	$(21,843)	$212,838	$309,540	$(903,347)

Cash at beginning of period	$160,330	$725,317	$54,760	$1,190,737

Cash at end of period	$138,487	$938,155	$364,300	$287,390

Supplemental disclosure of cash flow information:
Cash paid for interest and fees on floating rate notes issued and Institutional MuniFund Term Preferred Shares	$43,712	$48,447	$38,660	$61,067

45	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$13.650		$13.620	$11.840	$13.370	$12.040	$12.720

Income (Loss) From Operations
Net investment income(1)	$0.354		$0.739	$0.757	$0.752	$0.778	$0.929
Net realized and unrealized gain (loss)	0.287		0.046	1.785	(1.516)	1.437	(0.638)
Distributions to APS shareholders(1)
From net investment income	(0.002)		(0.006)	(0.005)	(0.009)	(0.011)	(0.015)
Discount on redemption and repurchase of APS(1)	0.180		—	—	—	—	—

Total income (loss) from operations	$0.819		$0.779	$2.537	$(0.773)	$2.204	$0.276

Less Distributions to Common Shareholders
From net investment income	$(0.359)		$(0.749)	$(0.757)	$(0.757)	$(0.874)	$(0.956)

Total distributions to common shareholders	$(0.359)		$(0.749)	$(0.757)	$(0.757)	$(0.874)	$(0.956)

Net asset value — End of period (Common shares)	$14.110		$13.650	$13.620	$11.840	$13.370	$12.040

Market value — End of period (Common shares)	$13.460		$12.550	$12.570	$11.200	$13.880	$13.280

Total Investment Return on Net Asset Value(2)	6.23	%(3)(13)	6.30%	22.61%	(5.83)%	18.56%	2.45%

Total Investment Return on Market Value(2)	10.21	%(3)	5.89%	19.62%	(14.20)%	11.59%	2.60%

46	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Municipal Fund II
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015		2014		2013		2012		2011
Net assets applicable to common shares, end of period (000’s omitted)	$141,329		$136,708		$136,398		$118,569		$133,772		$120,308
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.16	%(5)(6)	1.11	%(5)	1.20	%(5)	1.23	%(5)	1.37	%(5)	1.50	%(7)
Interest and fee expense(8)	0.37	%(6)	0.19%		0.21%		0.23%		0.28%		0.35%
Total expenses	1.53	%(5)(6)	1.30	%(5)	1.41	%(5)	1.46	%(5)	1.65	%(5)	1.85	%(9)
Net investment income	5.07	%(6)	5.37%		6.01%		5.83%		6.14%		8.23%
Portfolio Turnover	2	%(3)	6%		10%		7%		16%		12%
Senior Securities:
Total preferred shares outstanding(10)	1,788		1,788		1,788		1,788		1,788		1,788
Asset coverage per preferred share(11)	$104,043		$101,459		$101,285		$91,314		$99,818		$92,287
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(12)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.49%.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended March 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(9)	Expenses after custodian fee reduction was 1.84%.

(10)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of March 31, 2016 and APS as of September 30, 2015, 2014, 2013, 2012 and 2011.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

(13)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.87%.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.88%	0.84%	0.89%	0.91%	1.02%	1.07%
Interest and fee expense	0.28%	0.14%	0.15%	0.17%	0.20%	0.25%
Total expenses	1.16%	0.98%	1.04%	1.08%	1.22%	1.32%
Net investment income	3.84%	4.06%	4.44%	4.33%	4.54%	5.89%

APS – Auction Preferred Shares

47	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$13.100		$13.280	$11.770	$13.410	$11.730	$12.520

Income (Loss) From Operations
Net investment income(1)	$0.332		$0.754	$0.769	$0.756	$0.777	$0.855
Net realized and unrealized gain (loss)	0.131		(0.194)	1.479	(1.632)	1.712	(0.761)
Distributions to APS shareholders(1)
From net investment income	(0.002)		(0.009)	(0.007)	(0.013)	(0.016)	(0.023)
Discount on redemption and repurchase of APS(1)	0.287		—	—	—	—	—

Total income (loss) from operations	$0.748		$0.551	$2.241	$(0.889)	$2.473	$0.071

Less Distributions to Common Shareholders
From net investment income	$(0.338)		$(0.731)	$(0.731)	$(0.751)	$(0.793)	$(0.861)

Total distributions to common shareholders	$(0.338)		$(0.731)	$(0.731)	$(0.751)	$(0.793)	$(0.861)

Net asset value — End of period (Common shares)	$13.510		$13.100	$13.280	$11.770	$13.410	$11.730

Market value — End of period (Common shares)	$13.250		$12.540	$12.080	$11.260	$13.630	$12.260

Total Investment Return on Net Asset Value(2)	5.85	%(3)(11)	4.47%	20.12%	(6.75)%	21.62%	1.31%

Total Investment Return on Market Value(2)	8.45	%(3)	9.94%	14.22%	(12.29)%	18.36%	0.06%

48	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	California Fund II
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$52,486		$50,914	$51,581	$45,732	$52,063	$45,535
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.35	%(6)	1.27%	1.32%	1.34%	1.36%	1.47%
Interest and fee expense(7)	0.31	%(6)	0.11%	0.12%	0.13%	0.14%	0.15%
Total expenses(5)	1.66	%(6)	1.38%	1.44%	1.47%	1.50%	1.62%
Net investment income	4.97	%(6)	5.69%	6.15%	5.84%	6.16%	7.75%
Portfolio Turnover	5	%(3)	0%	5%	7%	15%	34%
Senior Securities:
Total preferred shares outstanding(8)	1,028		1,028	1,028	1,028	1,028	1,028
Asset coverage per preferred share(9)	$76,057		$74,528	$75,176	$69,487	$75,645	$69,295
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended March 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(8)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of March 31, 2016 and APS as of September 30, 2015, 2014, 2013, 2012 and 2011.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

(11)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 3.60%.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.90%	0.85%	0.86%	0.88%	0.89%	0.92%
Interest and fee expense	0.21%	0.07%	0.08%	0.09%	0.09%	0.09%
Total expenses	1.11%	0.92%	0.94%	0.97%	0.98%	1.01%
Net investment income	3.33%	3.80%	4.02%	3.86%	4.04%	4.84%

APS – Auction Preferred Shares

49	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$15.090		$15.190	$13.530	$15.920	$14.230	$14.710

Income (Loss) From Operations
Net investment income(1)	$0.335		$0.775	$0.788	$0.801	$0.821	$0.876
Net realized and unrealized gain (loss)	0.450		(0.105)	1.641	(2.389)	1.728	(0.490)
Distributions to APS shareholders(1)
From net investment income	(0.002)		(0.010)	(0.009)	(0.015)	(0.019)	(0.026)
Discount on redemption and repurchase of APS(1)	0.330		—	—	—	—	—

Total income (loss) from operations	$1.113		$0.660	$2.420	$(1.603)	$2.530	$0.360

Less Distributions to Common Shareholders
From net investment income	$(0.353)		$(0.760)	$(0.760)	$(0.787)	$(0.840)	$(0.840)

Total distributions to common shareholders	$(0.353)		$(0.760)	$(0.760)	$(0.787)	$(0.840)	$(0.840)

Net asset value — End of period (Common shares)	$15.850		$15.090	$15.190	$13.530	$15.920	$14.230

Market value — End of period (Common shares)	$15.020		$13.650	$14.560	$12.510	$16.510	$14.320

Total Investment Return on Net Asset Value(2)	7.59	%(3)(11)	4.76%	18.82%	(10.28)%	18.26%	3.06%

Total Investment Return on Market Value(2)	12.71	%(3)	(1.14)%	23.19%	(20.01)%	21.87%	0.64%

50	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$28,038		$26,687	$26,870	$23,925	$28,138	$25,134
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.48	%(6)	1.41%	1.44%	1.45%	1.46%	1.54%
Interest and fee expense(7)	0.30	%(6)	0.08%	0.08%	0.09%	0.09%	0.11%
Total expenses(5)	1.78	%(6)	1.49%	1.52%	1.54%	1.55%	1.65%
Net investment income	4.32	%(6)	5.11%	5.50%	5.31%	5.44%	6.60%
Portfolio Turnover	1	%(3)	7%	1%	3%	2%	27%
Senior Securities:
Total preferred shares outstanding(8)	543		543	543	543	543	543
Asset coverage per preferred share(9)	$76,636		$74,148	$74,484	$69,061	$76,820	$71,288
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended March 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(8)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of March 31, 2016 and APS as of September 30, 2015, 2014, 2013, 2012 and 2011.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

(11)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.35%.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.99%	0.94%	0.94%	0.96%	0.97%	0.97%
Interest and fee expense	0.20%	0.05%	0.05%	0.06%	0.06%	0.07%
Total expenses	1.19%	0.99%	0.99%	1.02%	1.03%	1.04%
Net investment income	2.89%	3.39%	3.58%	3.52%	3.61%	4.18%

APS – Auction Preferred Shares

51	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$14.940		$14.860	$13.160	$15.030	$14.040	$14.540

Income (Loss) From Operations
Net investment income(1)	$0.362		$0.793	$0.784	$0.789	$0.862	$0.913
Net realized and unrealized gain (loss)	0.412		0.070	1.660	(1.859)	1.038	(0.496)
Distributions to APS shareholders(1)
From net investment income	(0.005)		(0.011)	(0.010)	(0.017)	(0.021)	(0.030)
Discount on redemption and repurchase of APS(1)	0.316		—	—	—	—	—

Total income (loss) from operations	$1.085		$0.852	$2.434	$(1.087)	$1.879	$0.387

Less Distributions to Common Shareholders
From net investment income	$(0.375)		$(0.789)	$(0.734)	$(0.783)	$(0.889)	$(0.887)

Total distributions to common shareholders	$(0.375)		$(0.789)	$(0.734)	$(0.783)	$(0.889)	$(0.887)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.017	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$15.650		$14.940	$14.860	$13.160	$15.030	$14.040

Market value — End of period (Common shares)	$14.620		$13.020	$13.010	$11.790	$16.000	$13.610

Total Investment Return on Net Asset Value(2)	7.57	%(3)(11)	6.63%	19.57%	(7.29)%	13.69%	3.25%

Total Investment Return on Market Value(2)	15.31	%(3)	6.11%	16.89%	(21.98)%	24.85%	0.85%

52	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Michigan Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$23,473		$22,408	$22,492	$19,931	$22,759	$21,233
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.62	%(6)	1.48%	1.54%	1.55%	1.54%	1.58%
Interest and fee expense(7)	0.26	%(6)	—	—	—	—	—
Total expenses(5)	1.88	%(6)	1.48%	1.54%	1.55%	1.54%	1.58%
Net investment income	4.72	%(6)	5.30%	5.60%	5.46%	5.90%	6.76%
Portfolio Turnover	0%		3%	30%	29%	19%	5%
Senior Securities:
Total preferred shares outstanding(8)	533		533	533	533	533	533
Asset coverage per preferred share(9)	$69,039		$67,042	$67,199	$62,395	$67,701	$64,837
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Interest and fee expense relates to Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(8)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of March 31, 2016 and APS as of September 30, 2015, 2014, 2013, 2012 and 2011.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

(11)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.35%.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.02%	0.93%	0.95%	0.96%	0.96%	0.96%
Interest and fee expense	0.17%	—	—	—	—	—
Total expenses	1.19%	0.93%	0.95%	0.96%	0.96%	0.96%
Net investment income	2.99%	3.33%	3.44%	3.39%	3.68%	4.09%

APS – Auction Preferred Shares

53	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$14.240		$14.480	$13.120	$14.640	$13.180	$14.410

Income (Loss) From Operations
Net investment income(1)	$0.359		$0.760	$0.755	$0.759	$0.820	$0.895
Net realized and unrealized gain (loss)	0.526		(0.261)	1.318	(1.537)	1.471	(1.179)
Distributions to APS shareholders(1)
From net investment income	(0.003)		(0.010)	(0.009)	(0.015)	(0.019)	(0.026)
Discount on redemption and repurchase of APS(1)	0.303		—	—	—	—	—

Total income (loss) from operations	$1.185		$0.489	$2.064	$(0.793)	$2.272	$(0.310)

Less Distributions to Common Shareholders
From net investment income	$(0.375)		$(0.750)	$(0.704)	$(0.727)	$(0.812)	$(0.920)

Total distributions to common shareholders	$(0.375)		$(0.750)	$(0.704)	$(0.727)	$(0.812)	$(0.920)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.021	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$15.050		$14.240	$14.480	$13.120	$14.640	$13.180

Market value — End of period (Common shares)	$14.130		$13.050	$12.540	$11.730	$15.090	$13.370

Total Investment Return on Net Asset Value(2)	8.56	%(3)(14)	4.11%	16.77%	(5.48)%	17.69%	(1.80)%

Total Investment Return on Market Value(2)	11.21	%(3)	10.17%	13.11%	(18.01)%	19.58%	(6.49)%

54	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New Jersey Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015		2014		2013		2012		2011
Net assets applicable to common shares, end of period (000’s omitted)	$38,819		$36,714		$37,789		$34,221		$38,140		$34,186
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.40	%(5)(6)	1.29	%(5)	1.30	%(5)	1.35	%(5)	1.39	%(5)	1.42	%(7)
Interest and fee expense(8)	0.29	%(6)	0.00	%(9)	0.01%		0.04%		0.12%		0.15%
Total expenses	1.69	%(5)(6)	1.29	%(5)	1.31	%(5)	1.39	%(5)	1.51	%(5)	1.57	%(10)
Net investment income	4.88	%(6)	5.28%		5.50%		5.35%		5.87%		6.96%
Portfolio Turnover	3	%(3)	5%		5%		11%		16%		4%
Senior Securities:
Total preferred shares outstanding(11)	784		784		784		784		784		784
Asset coverage per preferred share(12)	$74,514		$71,830		$73,201		$68,650		$73,649		$68,605
Involuntary liquidation preference per preferred share(13)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(13)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.41%.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended March 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(9)	Amount is less than 0.005%.

(10)	Expenses after custodian fee reduction was 1.56%.

(11)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of March 31, 2016 and APS as of September 30, 2015, 2014, 2013, 2012 and 2011.

(12)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(13)	Plus accumulated and unpaid dividends.

(14)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 6.37%.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30,
		2015		2014		2013	2012	2011
Expenses excluding interest and fees	0.93%	0.84%		0.84%		0.88%	0.90%	0.90%
Interest and fee expense	0.19%	0.00	%(9)	0.00	%(9)	0.03%	0.08%	0.09%
Total expenses	1.12%	0.84%		0.84%		0.91%	0.98%	0.99%
Net investment income	3.22%	3.46%		3.55%		3.50%	3.81%	4.38%

APS – Auction Preferred Shares

55	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$13.390		$13.460	$12.380	$13.900	$12.760	$13.400

Income (Loss) From Operations
Net investment income(1)	$0.332		$0.700	$0.736	$0.714	$0.775	$0.868
Net realized and unrealized gain (loss)	0.232		(0.083)	1.037	(1.537)	1.162	(0.621)
Distributions to APS shareholders(1)
From net investment income	(0.002)		(0.007)	(0.006)	(0.010)	(0.013)	(0.018)
Discount on redemption and repurchase of APS(1)	0.202		—	—	—	—	—

Total income (loss) from operations	$0.764		$0.610	$1.767	$(0.833)	$1.924	$0.229

Less Distributions to Common Shareholders
From net investment income	$(0.344)		$(0.687)	$(0.687)	$(0.687)	$(0.784)	$(0.869)

Total distributions to common shareholders	$(0.344)		$(0.687)	$(0.687)	$(0.687)	$(0.784)	$(0.869)

Anti-dilutive effect of share repurchase program (see Note 7)(1)	$—		$0.007	$—	$—	$—	$—

Net asset value — End of period (Common shares)	$13.810		$13.390	$13.460	$12.380	$13.900	$12.760

Market value — End of period (Common shares)	$13.230		$12.320	$11.840	$11.120	$13.970	$12.890

Total Investment Return on Net Asset Value(2)	5.97	%(3)(13)	5.22%	15.23%	(6.01)%	15.47%	2.16%

Total Investment Return on Market Value(2)	10.29	%(3)	10.09%	12.85%	(16.01)%	14.89%	(1.21)%

56	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	New York Fund II
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015		2014		2013		2012		2011
Net assets applicable to common shares, end of period (000’s omitted)	$35,301		$34,233		$34,557		$31,779		$35,669		$32,717
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.45	%(5)(6)	1.37	%(5)	1.39	%(5)	1.40	%(5)	1.42	%(5)	1.47	%(7)
Interest and fee expense(8)	0.30	%(6)	0.16%		0.17%		0.17%		0.22%		0.28%
Total expenses	1.75	%(5)(6)	1.53	%(5)	1.56	%(5)	1.57	%(5)	1.64	%(5)	1.75	%(9)
Net investment income	4.86	%(6)	5.20%		5.72%		5.33%		5.80%		7.07%
Portfolio Turnover	0%		1%		7%		14%		18%		17%
Senior Securities:
Total preferred shares outstanding(10)	530		530		530		530		530		530
Asset coverage per preferred share(11)	$91,605		$89,590		$90,203		$84,960		$92,301		$86,730
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(12)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.46%.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended March 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(9)	Expenses after custodian fee reduction was 1.74%.

(10)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of March 31, 2016 and APS as of September 30, 2015, 2014, 2013, 2012 and 2011.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

(13)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 4.41%.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	1.05%	1.00%	1.00%	1.01%	1.02%	1.03%
Interest and fee expense	0.22%	0.11%	0.12%	0.12%	0.16%	0.20%
Total expenses	1.27%	1.11%	1.12%	1.13%	1.18%	1.23%
Net investment income	3.52%	3.75%	4.08%	3.85%	4.18%	4.98%

APS – Auction Preferred Shares

57	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$13.900		$13.770	$12.220	$13.800	$12.220	$12.960

Income (Loss) From Operations
Net investment income(1)	$0.350		$0.741	$0.742	$0.736	$0.762	$0.814
Net realized and unrealized gain (loss)	0.412		0.100	1.518	(1.584)	1.606	(0.759)
Distributions to APS shareholders(1)
From net investment income	(0.003)		(0.009)	(0.008)	(0.013)	(0.016)	(0.023)
Discount on redemption and repurchase of APS(1)	0.262		—	—	—	—	—

Total income (loss) from operations	$1.021		$0.832	$2.252	$(0.861)	$2.352	$0.032

Less Distributions to Common Shareholders
From net investment income	$(0.351)		$(0.702)	$(0.702)	$(0.719)	$(0.772)	$(0.772)

Total distributions to common shareholders	$(0.351)		$(0.702)	$(0.702)	$(0.719)	$(0.772)	$(0.772)

Net asset value — End of period (Common shares)	$14.570		$13.900	$13.770	$12.220	$13.800	$12.220

Market value — End of period (Common shares)	$14.050		$12.460	$12.500	$11.380	$15.200	$12.780

Total Investment Return on Net Asset Value(2)	7.54	%(3)(11)	6.63%	19.45%	(6.46)%	19.50%	0.65%

Total Investment Return on Market Value(2)	15.69	%(3)	5.30%	16.44%	(20.91)%	25.85%	(3.25)%

58	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Ohio Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015	2014	2013	2012	2011
Net assets applicable to common shares, end of period (000’s omitted)	$36,963		$35,276	$34,947	$30,995	$34,985	$30,922
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees(5)	1.34	%(6)	1.27%	1.32%	1.33%	1.35%	1.42%
Interest and fee expense(7)	0.25	%(6)	0.01%	0.03%	0.02%	0.01%	0.02%
Total expenses(5)	1.59	%(6)	1.28%	1.35%	1.35%	1.36%	1.44%
Net investment income	4.90	%(6)	5.33%	5.74%	5.51%	5.83%	6.98%
Portfolio Turnover	0%		4%	12%	12%	12%	10%
Senior Securities:
Total preferred shares outstanding(8)	680		680	680	680	680	680
Asset coverage per preferred share(9)	$79,358		$76,877	$76,393	$70,581	$76,450	$70,474
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000	$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended March 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(8)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of March 31, 2016 and APS as of September 30, 2015, 2014, 2013, 2012 and 2011.

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

(11)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.61%.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.91%	0.86%	0.87%	0.89%	0.89%	0.90%
Interest and fee expense	0.17%	0.01%	0.02%	0.01%	0.01%	0.01%
Total expenses	1.08%	0.87%	0.89%	0.90%	0.90%	0.91%
Net investment income	3.34%	3.60%	3.78%	3.67%	3.85%	4.43%

APS – Auction Preferred Shares

59	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
			2015	2014	2013	2012	2011
Net asset value — Beginning of period (Common shares)	$14.080		$14.200	$12.710	$14.460	$13.180	$13.640

Income (Loss) From Operations
Net investment income(1)	$0.371		$0.809	$0.834	$0.812	$0.829	$0.893
Net realized and unrealized gain (loss)	0.387		(0.147)	1.437	(1.742)	1.342	(0.460)
Distributions to APS shareholders(1)
From net investment income	(0.002)		(0.009)	(0.008)	(0.014)	(0.018)	(0.025)
Discount on redemption and repurchase of APS(1)	0.311		—	—	—	—	—

Total income (loss) from operations	$1.067		$0.653	$2.263	$(0.944)	$2.153	$0.408

Less Distributions to Common Shareholders
From net investment income	$(0.387)		$(0.773)	$(0.773)	$(0.806)	$(0.873)	$(0.868)

Total distributions to common shareholders	$(0.387)		$(0.773)	$(0.773)	$(0.806)	$(0.873)	$(0.868)

Net asset value — End of period (Common shares)	$14.760		$14.080	$14.200	$12.710	$14.460	$13.180

Market value — End of period (Common shares)	$14.160		$12.240	$12.850	$11.590	$15.780	$13.030

Total Investment Return on Net Asset Value(2)	7.91	%(3)(13)	5.29%	18.84%	(6.69)%	16.76%	3.63%

Total Investment Return on Market Value(2)	19.08	%(3)	1.16%	17.93%	(22.03)%	28.88%	(1.79)%

60	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund
	Six Months Ended March 31, 2016 (Unaudited)		Year Ended September 30,
Ratios/Supplemental Data			2015		2014		2013		2012		2011
Net assets applicable to common shares, end of period (000’s omitted)	$43,681		$41,685		$42,033		$37,619		$42,791		$38,972
Ratios (as a percentage of average daily net assets applicable to common shares):(4)†
Expenses excluding interest and fees	1.36	%(5)(6)	1.28	%(5)	1.34	%(5)	1.35	%(5)	1.33	%(5)	1.41	%(7)
Interest and fee expense(8)	0.31	%(6)	0.05%		0.08%		0.06%		0.04%		0.08%
Total expenses	1.67	%(5)(6)	1.33	%(5)	1.42	%(5)	1.41	%(5)	1.37	%(5)	1.49	%(9)
Net investment income	5.13	%(6)	5.69%		6.21%		5.83%		5.98%		7.19%
Portfolio Turnover	5	%(3)	4%		2%		14%		11%		12%
Senior Securities:
Total preferred shares outstanding(10)	869		869		869		869		869		869
Asset coverage per preferred share(11)	$75,266		$72,969		$73,370		$68,290		$74,242		$69,847
Involuntary liquidation preference per preferred share(12)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000
Approximate market value per preferred share(12)	$25,000		$25,000		$25,000		$25,000		$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)	Ratios do not reflect the effect of dividend payments to APS shareholders.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	Annualized.

(7)	Expenses after custodian fee reduction was 1.40%.

(8)

Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H) and, for the six months ended March 31, 2016, Institutional MuniFund Term Preferred Shares issued to redeem a portion of the Fund’s APS (see Note 3).

(9)	Expenses after custodian fee reduction was 1.48%.

(10)	Preferred shares represent Institutional MuniFund Term Preferred Shares and APS as of March 31, 2016 and APS as of September 30, 2015, 2014, 2013, 2012 and 2011.

(11)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(12)	Plus accumulated and unpaid dividends.

(13)

The total return based on net asset value reflects the impact of the tender and repurchase by the Fund of a portion of its APS at 95.5% of the per share liquidation preference. Absent this transaction, the total return based on net asset value would have been 5.64%.

†	Ratios based on net assets applicable to common shares plus preferred shares (Institutional MuniFund Term Preferred Shares and APS, as applicable) are presented below. Ratios do not reflect the effect of dividend payments to APS shareholders and exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended March 31, 2016 (Unaudited)	Year Ended September 30,
		2015	2014	2013	2012	2011
Expenses excluding interest and fees	0.90%	0.85%	0.86%	0.88%	0.87%	0.88%
Interest and fee expense	0.21%	0.03%	0.06%	0.04%	0.03%	0.05%
Total expenses	1.11%	0.88%	0.92%	0.92%	0.90%	0.93%
Net investment income	3.40%	3.75%	4.02%	3.82%	3.91%	4.51%

APS – Auction Preferred Shares

61	See Notes to Financial Statements.

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. The Funds’ investment objective is to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

As of March 31, 2016, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts

62

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2016. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At March 31, 2016, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Floating Rate Notes Outstanding	$41,870,000	$5,850,000	$1,370,000
Interest Rate or Range of Interest Rates (%)	0.30 - 0.90	0.40 - 0.43	0.45 - 0.54
Collateral for Floating Rate Notes Outstanding	$56,819,040	$7,118,218	$2,230,170

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Floating Rate Notes Outstanding	$2,140,000	$9,305,000	$800,000	$3,390,000
Interest Rate or Range of Interest Rates (%)	0.43	0.30 - 0.43	0.42 - 0.44	0.40 - 0.43
Collateral for Floating Rate Notes Outstanding	$3,221,770	$12,599,342	$1,081,670	$4,421,700

For the six months ended March 31, 2016, the Funds’ average Floating Rate Notes outstanding and the average interest rate (annualized) including fees and amortization of deferred debt issuance costs were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Floating Rate Notes Outstanding	$42,821,311	$7,195,328	$1,370,000
Average Interest Rate	0.63%	0.55%	0.65%

63

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Floating Rate Notes Outstanding	$2,132,514	$9,305,000	$800,000	$3,390,000
Average Interest Rate	0.53%	0.52%	0.56%	0.48%

In certain circumstances, the Funds may enter into shortfall and forbearance agreements with brokers by which a Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of March 31, 2016.

The Funds may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

On December 10, 2013, five U.S. federal agencies published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”). The Volcker Rule prohibits banking entities from engaging in proprietary trading of certain instruments and limits such entities’ investments in, and relationships with, covered funds (such as SPVs), as defined in the rules. The compliance date for the Volcker Rule for certain covered funds was July 21, 2015 while for other covered funds the compliance date is July 21, 2016. The Volcker Rule precludes banking entities and their affiliates from (i) sponsoring residual interest bond programs and (ii) continuing relationships with or services for existing residual interest bond programs. As a result, residual interest bond trusts were or will be restructured to comply with the Volcker Rule as of the applicable compliance dates. The effects of the Volcker Rule may make it more difficult for the Funds to maintain current or desired levels of leverage and may cause the Funds to incur additional expenses to maintain their leverage.

Legal and restructuring fees incurred in connection with the restructuring of residual interest bond trusts have been recorded as interest expense.

I  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the unrestricted cash on hand at its custodian and does not include any short-term investments.

K  Interim Financial Statements — The interim financial statements relating to March 31, 2016 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. The stated spread over the reference benchmark rate is determined based on the credit rating of the APS. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS, with a Fund’s other preferred shares (see Note 3), are also subject to mandatory redemption at a redemption price

64

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements, as defined in the Funds’ By-laws and the 1940 Act, with respect to the preferred shares. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund pays an annual, fee up to 0.15% of the liquidation value of the APS to broker/dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

On October 22, 2015, each Fund announced a tender offer to purchase up to 100% of its outstanding APS at a price per share equal to 95.5% of the APS liquidation preference of $25,000 per share (or $23,875 per share), plus any accrued but unpaid APS dividends. The tender offer expired on December 2, 2015. The number of APS accepted for repurchase pursuant to the tender offer and their liquidation preference were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Tendered and Redeemed	832	766	992	518	421
Redemption Amount	$19,864,000	$18,288,250	$23,684,000	$12,367,250	$10,051,375

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Tendered and Redeemed	695	460	590	818
Redemption Amount	$16,593,125	$10,982,500	$14,086,250	$19,529,750

There were no other transactions in APS during the six months ended March 31, 2016.

3  Institutional MuniFund Term Preferred Shares

On December 11, 2015, each Fund issued Institutional MuniFund Term Preferred Shares (iMTP Shares) in a private offering to finance the tender offer for its outstanding APS (see Note 2). The number of new iMTP Shares issued was equal to the APS accepted for payment pursuant to the tender offer. The number of iMTP Shares issued and outstanding at March 31, 2016 was as follows:

Fund	iMTP Shares Issued and Outstanding

Municipal Fund II	1,598
California Fund II	992
Massachusetts Fund	518
Michigan Fund	421
New Jersey Fund	695
New York Fund II	460
Ohio Fund	590
Pennsylvania Fund	818

The iMTP Shares are a form of preferred shares that represent stock of the Funds. The iMTP Shares have a par value of $0.01 per share, a liquidation preference of $25,000 per share, and a mandatory redemption date of July 1, 2019, unless earlier redeemed or repurchased by a Fund. Dividends on the iMTP Shares are determined weekly based upon the Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index Rate plus a spread. Such spread to the SIFMA Municipal Swap Index Rate is determined based on the current credit rating of the iMTP Shares. At March 31, 2016, the spread to the SIFMA Municipal Swap Index Rate was 0.85% for California Fund II and New York Fund II, 1.00% for Massachusetts Fund, Michigan Fund, New Jersey Fund, Ohio Fund and Pennsylvania Fund, and 1.05% for Municipal Fund II.

The iMTP Shares are subject to optional and mandatory redemption in certain circumstances. After December 31, 2016, the iMTP Shares are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, plus an optional redemption premium. The iMTP Shares are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends (mandatory redemption price), if a Fund is in default for an extended period on its asset maintenance requirements with respect to its preferred shares. For so long as the iMTP Shares are outstanding, a Fund’s effective leverage ratio is not permitted to exceed 45%. In order to comply with this requirement, a Fund may have to redeem all or a portion of its iMTP Shares and APS at the mandatory redemption price.

65

Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

The holders of the iMTP Shares, APS and common shares have equal voting rights of one vote per share except that the holders of the iMTP Shares and APS, voting as a class, are entitled to elect two Trustees of each Fund. If the dividends on the iMTP Shares and APS remain unpaid in an amount equal to two full years’ dividends, the holders of the iMTP Shares and APS voting as a class have the right to elect a majority of each Fund’s Trustees.

For financial reporting purposes, the liquidation value of the iMTP Shares is presented as a liability on the Statements of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on iMTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statements of Operations. Costs incurred by each Fund in connection with its offering of iMTP Shares were capitalized as deferred offering costs and are being amortized over a period of three years.

The carrying amount of the iMTP Shares at March 31, 2016 represents its liquidation value, which approximates fair value. If measured at fair value, the iMTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 9) at March 31, 2016.

The average liquidation preference of the iMTP Shares during the portion of the six months ended March 31, 2016 in which iMTP Shares were outstanding was as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Average Liquidation Preference of iMTP Shares	$39,950,000	$24,800,000	$12,950,000	$10,525,000

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Average Liquidation Preference of iMTP Shares	$17,375,000	$11,500,000	$14,750,000	$20,450,000

4  Distributions to Shareholders and Income Tax Information

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS and iMTP Shares. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to APS and iMTP shareholders are recorded daily and are payable at the end of each dividend period.

The dividend rates for APS at March 31, 2016, and the amount of dividends accrued (including capital gains, if any) to APS shareholders, average APS dividend rates (annualized), and dividend rate ranges for the six months then ended were as follows:

	Municipal Fund II (Series A)	Municipal Fund II (Series B)	California Fund II	Massachusetts Fund	Michigan Fund

APS Dividend Rates at March 31, 2016	0.47%	0.47%	0.47%	0.47%	0.43%
Dividends Accrued to APS Shareholders	$8,444	$9,788	$8,562	$4,149	$7,471
Average APS Dividend Rates	0.18%	0.19%	0.16%	0.16%	0.22%
Dividend Rate Ranges (%)	0.13 - 0.49	0.11 - 0.47	0.13 - 0.49	0.11 - 0.47	0.13 - 0.47

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

APS Dividend Rates at March 31, 2016	0.45%	0.43%	0.47%	0.47%
Dividends Accrued to APS Shareholders	$8,170	$6,064	$7,202	$7,002
Average APS Dividend Rates	0.19%	0.20%	0.19%	0.17%
Dividend Rate Ranges (%)	0.13 - 0.46	0.13 - 0.47	0.11 - 0.47	0.11 - 0.47

66

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Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2016.

The dividend rates for iMTP Shares at March 31, 2016, and the amount of dividends accrued to iMTP shareholders and average iMTP dividend rates (annualized) for the six months then ended were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

iMTP Dividend Rates at March 31, 2016	1.45%	1.25%	1.40%	1.40%
Dividends Accrued to iMTP Shareholders	$119,725	$60,770	$37,040	$30,104
Average iMTP Dividend Rates	1.10%	0.90%	1.05%	1.05%

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

iMTP Dividend Rates at March 31, 2016	1.40%	1.25%	1.40%	1.40%
Dividends Accrued to iMTP Shareholders	$49,697	$28,180	$42,189	$58,492
Average iMTP Dividend Rates	1.05%	0.90%	1.05%	1.05%

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At September 30, 2015, the following Funds, for federal income tax purposes, had capital loss carryforwards and deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. Under tax regulations, capital losses incurred in taxable years beginning after December 2010 are considered deferred capital losses and are treated as arising on the first day of a Fund’s next taxable year, retaining the same short-term or long-term character as when originally deferred. Deferred capital losses are required to be used prior to capital loss carryforwards, which carry an expiration date. As a result of this ordering rule, capital loss carryforwards may be more likely to expire unused. The amounts and expiration dates of the capital loss carryforwards, whose character is short-term, and the amounts of the deferred capital losses are as follows:

Expiration Date	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

September 30, 2016	$658,427	$52,500	$—	$1,883
September 30, 2017	2,011,041	1,365,711	94,578	—
September 30, 2018	11,539,291	3,330,399	1,054,999	579,696
September 30, 2019	1,277,303	1,539,887	225,669	515,704

Total capital loss carryforwards	$15,486,062	$6,288,497	$1,375,246	$1,097,283

Deferred capital losses:
Short-term	$2,348,669	$1,350,815	$614,928	$91,108
Long-term	$6,888,588	$4,226,398	$882,097	$—

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Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Expiration Date	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

September 30, 2016	$—	$41,818	$83,319	$—
September 30, 2017	244,927	1,233,356	1,620,085	—
September 30, 2018	2,060,337	1,545,637	3,381,936	1,949,047
September 30, 2019	1,369,694	1,548,104	669,118	925,899

Total capital loss carryforwards	$3,674,958	$4,368,915	$5,754,458	$2,874,946

Deferred capital losses:
Short-term	$841,090	$814,848	$613,512	$868,223
Long-term	$1,107,102	$1,262,719	$395,400	$1,891,772

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2016, as determined on a federal income tax basis, were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Aggregate cost	$156,964,760	$68,564,926	$35,134,073	$32,615,618

Gross unrealized appreciation	$22,765,941	$8,222,858	$5,498,445	$3,289,761
Gross unrealized depreciation	(356,500)	(227,214)	(59,881)	(47,827)

Net unrealized appreciation	$22,409,441	$7,995,644	$5,438,564	$3,241,934

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Aggregate cost	$50,539,648	$40,926,058	$45,495,309	$56,903,891

Gross unrealized appreciation	$7,132,580	$5,218,592	$7,368,663	$6,378,551
Gross unrealized depreciation	(99,786)	(312,398)	(19,441)	(100,710)

Net unrealized appreciation	$7,032,794	$4,906,194	$7,349,222	$6,277,841

5  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding preferred shares issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS and iMTP Shares then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation. For the six months ended March 31, 2016, the investment adviser fees were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Adviser Fee	$623,366	$233,053	$116,493	$99,808

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Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Adviser Fee	$163,046	$157,781	$148,341	$186,577

Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2016, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2016 were as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Purchases	$3,353,965	$4,108,916	$827,655	$—
Sales	$5,556,770	$5,124,160	$450,644	$—

	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Purchases	$3,927,204	$—	$—	$2,983,848
Sales	$1,843,090	$1,005,000	$120,000	$3,546,307

7  Common Shares of Beneficial Interest

The Funds may issue common shares pursuant to their dividend reinvestment plans. For the six months ended March 31, 2016, there were no common shares issued by the Funds. For the year ended September 30, 2015, the California Fund II and New Jersey Fund issued 529 and 678 common shares, respectively, pursuant to its dividend reinvestment plan and there were no common shares issued by the other Funds.

On November 11, 2013, the Boards of Trustees of the Funds authorized the repurchase by each Fund of up to 10% of its then currently outstanding common shares in open-market transactions at a discount to net asset value (NAV). The repurchase program does not obligate the Funds to purchase a specific amount of shares. There were no repurchases of common shares by the Funds for the six months ended March 31, 2016. During the year ended September 30, 2015, the number, cost (including brokerage commissions), average price per share and weighted average discount per share to NAV of common shares repurchased, were as follows:

	Year Ended September 30, 2015
	Michigan Fund	New Jersey Fund	New York Fund II

Common shares repurchased	14,000	30,600	10,900
Cost, including brokerage commissions, of common shares repurchased	$184,430	$391,677	$130,104
Average price per share	$13.17	$12.80	$11.94
Weighted average discount per share to NAV	12.28%	12.29%	11.72%

8  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only

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March 31, 2016

Notes to Financial Statements (Unaudited) — continued

when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2016 is included in the Portfolio of Investments. At March 31, 2016, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds enter into U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at March 31, 2016 were as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund

Asset Derivative:
Futures Contracts	$26,000	(1)	$25,959	(1)	$8,069	(1)

Total	$26,000		$25,959		$8,069

	New Jersey Fund		New York Fund II		Pennsylvania Fund

Asset Derivative:
Futures Contracts	$12,552	(1)	$13,448	(1)	$17,931	(1)

Total	$12,552		$13,448		$17,931

(1)

Amount represents cumulative unrealized appreciation on futures contracts. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended March 31, 2016 was as follows:

	Municipal Fund II		California Fund II		Massachusetts Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(391,945	)(1)	$(274,444	)(1)	$(121,638	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$107,390	(2)	$88,711	(2)	$33,328	(2)

	New Jersey Fund		New York Fund II		Pennsylvania Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(189,215	)(1)	$(202,730	)(1)	$(270,307	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$51,844	(2)	$55,546	(2)	$74,062	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts.

The average notional amounts of futures contracts outstanding during the six months ended March 31, 2016, which are indicative of the volume of this derivative type, were approximately as follows:

	Municipal Fund II	California Fund II	Massachusetts Fund

Average Notional Amount:
Futures Contracts — Short	$4,559,000	$4,278,000	$1,415,000

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Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

	New Jersey Fund	New York Fund II	Pennsylvania Fund

Average Notional Amount:
Futures Contracts — Short	$2,201,000	$2,358,000	$3,144,000

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At March 31, 2016, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

Municipal Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$221,244,201	$—	$221,244,201

Total Investments	$—	$221,244,201	$—	$221,244,201

Futures Contracts	$26,000	$—	$—	$26,000

Total	$26,000	$221,244,201	$—	$221,270,201

California Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$82,410,570	$—	$82,410,570

Total Investments	$—	$82,410,570	$—	$82,410,570

Futures Contracts	$25,959	$—	$—	$25,959

Total	$25,959	$82,410,570	$—	$82,436,529

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$41,942,637	$—	$41,942,637

Total Investments	$—	$41,942,637	$—	$41,942,637

Futures Contracts	$8,069	$—	$—	$8,069

Total	$8,069	$41,942,637	$—	$41,950,706

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Eaton Vance

Municipal Bond Funds

March 31, 2016

Notes to Financial Statements (Unaudited) — continued

Michigan Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$35,857,552	$—	$35,857,552

Total Investments	$—	$35,857,552	$—	$35,857,552

New Jersey Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$59,712,442	$—	$59,712,442

Total Investments	$—	$59,712,442	$—	$59,712,442

Futures Contracts	$12,552	$—	$—	$12,552

Total	$12,552	$59,712,442	$—	$59,724,994

New York Fund II
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$55,137,252	$—	$55,137,252

Total Investments	$—	$55,137,252	$—	$55,137,252

Futures Contracts	$13,448	$—	$—	$13,448

Total	$13,448	$55,137,252	$—	$55,150,700

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$53,644,531	$—	$53,644,531

Total Investments	$—	$53,644,531	$—	$53,644,531

Pennsylvania Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$66,571,732	$—	$66,571,732

Total Investments	$—	$66,571,732	$—	$66,571,732

Futures Contracts	$17,931	$—	$—	$17,931

Total	$17,931	$66,571,732	$—	$66,589,663

The Funds held no investments or other financial instruments as of September 30, 2015 whose fair value was determined using Level 3 inputs. At March 31, 2016, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

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Eaton Vance

Municipal Bond Funds

March 31, 2016

Officers and Trustees

Officers of Eaton Vance Municipal Bond Funds

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Trustees of Eaton Vance Municipal Bond Funds

Ralph F. Verni

Chairperson

William H. Park

Vice-Chairperson

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland**

Harriett Tee Taggart

*	Interested Trustee
**	Ms. Sutherland began serving as a Trustee effective May 1, 2015.

Number of Employees

Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders

As of March 31, 2016, Fund records indicate that there are 12, 4, 3, 4, 6, 12, 5 and 23 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 3,508, 1,190, 764, 862, 1,053, 966, 1,326 and 1,521 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

1-800-262-1122

NYSE MKT symbols

Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

73

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Funds’ Boards of Trustees have approved a share repurchase program authorizing each Fund to repurchase up to 10% of its outstanding common shares as of the approved date in open-market transactions at a discount to net asset value. The repurchase program does not obligate a Fund to purchase a specific amount of shares. The Funds’ repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Funds’ annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

7728    3.31.16

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Ohio Municipal Bond Fund

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 16, 2016

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	May 16, 2016